Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 98.4%	Par	Value
Alabama - 4.6%
Alabama Community College System
3.50%, 11/01/2025	$1,100,000	$1,097,602
5.00%, 10/01/2028 (Callable 10/01/2026)	310,000	321,170
5.25%, 06/01/2043 (Callable 06/01/2033)	500,000	555,376
Alabama Economic Settlement Authority, 4.00%, 09/15/2033 (Callable 09/15/2026)	5,810,000	5,846,354
Alabama Housing Finance Authority
3.50%, 08/01/2025 (Callable 08/01/2024) (a)	5,000,000	4,981,650
5.00%, 05/01/2026 (a)	6,800,000	6,863,684
Auburn University, 5.00%, 06/01/2032 (Callable 06/01/2025)	1,000,000	1,015,717
Birmingham Airport Authority
4.00%, 07/01/2036 (Callable 07/01/2030)	360,000	374,901
4.00%, 07/01/2037 (Callable 07/01/2030)	500,000	516,956
Black Belt Energy Gas District
5.00%, 06/01/2024	200,000	200,163
5.00%, 12/01/2024	375,000	376,972
5.00%, 12/01/2025	200,000	203,428
5.00%, 06/01/2026	250,000	255,612
4.00%, 12/01/2026	795,000	790,972
5.00%, 12/01/2026	400,000	411,917
4.00%, 12/01/2049 (Callable 09/01/2025) (a)	625,000	627,323
5.00%, 05/01/2053 (a)	12,500,000	13,029,826
5.50%, 11/01/2053 (Callable 09/01/2028) (a)	2,000,000	2,124,514
Chatom Industrial Development Board, 3.88%, 08/01/2037 (a)	6,600,000	6,585,716
Chilton County Health Care Authority, 4.00%, 11/01/2045 (Callable 11/01/2025)	205,000	198,211
City of Oxford AL, 4.05%, 09/01/2041 (Callable 04/01/2024) (a)	2,000,000	2,000,000
City of Troy AL, 5.00%, 07/01/2031 (Callable 07/01/2025)	555,000	566,525
County of Elmore AL
4.00%, 05/01/2024	420,000	419,846
4.00%, 05/01/2025	540,000	540,604
4.00%, 05/01/2026	400,000	402,140
4.20%, 05/01/2042 (Callable 05/01/2032)	1,625,000	1,603,854
5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,054,298
County of Jefferson AL, 5.00%, 09/15/2029 (Callable 03/15/2027)	570,000	603,333
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2041 (Callable 10/01/2033)	1,250,000	1,384,142
5.25%, 10/01/2042 (Callable 10/01/2033)	5,000,000	5,504,745
5.50%, 10/01/2053 (Callable 10/01/2033)	4,000,000	4,352,734
Health Care Authority of the City of Huntsville/The, 5.00%, 06/01/2053 (Callable 03/01/2030) (a)	5,225,000	5,699,388
Homewood Educational Building Authority
4.00%, 12/01/2033 (Callable 12/01/2029)	785,000	797,436
4.00%, 12/01/2034 (Callable 12/01/2029)	255,000	258,422
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	13,000,000	13,041,730
Jefferson County Board of Education/AL, 5.00%, 02/01/2042 (Callable 02/01/2028)	825,000	860,716
Madison Water & Wastewater Board
4.00%, 12/01/2037 (Callable 12/01/2029)	530,000	539,739
5.25%, 12/01/2053 (Callable 12/01/2033)	5,000,000	5,548,986
Southeast Alabama Gas Supply District/The
5.00%, 04/01/2027	1,000,000	1,022,623
5.00%, 04/01/2028	2,265,000	2,336,996
Southeast Energy Authority A Cooperative District
5.00%, 07/01/2025	650,000	657,397
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	7,000,000	7,471,210
5.00%, 05/01/2053 (Callable 05/01/2028) (a)	2,000,000	2,072,556
5.00%, 01/01/2054 (Callable 03/01/2030) (a)	2,750,000	2,908,837
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	11,990,000	12,732,434
		120,758,755
Alaska - 0.5%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	1,245,000	1,229,181
5.25%, 12/01/2041 (Callable 06/01/2033)	5,375,000	6,018,217
Alaska Industrial Development & Export Authority
4.00%, 04/01/2030 (Callable 04/01/2029)	2,745,000	2,766,977
4.00%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,609,322
State of Alaska International Airports System, 5.00%, 10/01/2033 (Callable 10/01/2025)	3,080,000	3,153,242
University of Alaska, 4.00%, 10/01/2026 (Callable 05/02/2024)	650,000	650,139
		15,427,078
Arizona - 2.6%
Apache County Unified School District No 8 Window Rock, 4.13%, 07/01/2042 (Callable 07/01/2032)	1,625,000	1,627,140
Arizona Industrial Development Authority
5.00%, 05/01/2028	270,000	162,000
3.55%, 07/15/2029 (Callable 07/15/2027)	1,005,000	962,792
1.76%, 09/01/2030 (a)(b)	7,796,660	7,255,709
5.00%, 07/01/2031 (Callable 07/01/2027)	515,000	535,552
5.00%, 07/01/2032 (Callable 07/01/2027)	545,000	566,122
5.00%, 07/01/2032 (Callable 07/01/2026)	205,000	210,462
3.63%, 05/20/2033	5,979,008	5,637,152
5.00%, 07/01/2033 (Callable 07/01/2027)	575,000	596,648
5.00%, 07/01/2033 (Callable 07/01/2026)	340,000	348,795
4.00%, 07/01/2034 (Callable 07/01/2026)	230,000	229,923
4.00%, 07/01/2035 (Callable 07/01/2026)	475,000	472,641
5.00%, 03/01/2045 (Callable 05/01/2026) (a)	1,000,000	1,024,235
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,610,994
Chandler Industrial Development Authority
5.00%, 06/01/2049 (Callable 06/03/2024) (a)(c)	5,000,000	5,005,386
5.00%, 09/01/2052 (Callable 03/05/2027) (a)(c)	345,000	355,504
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2028 (c)	1,800,000	1,923,353
5.00%, 07/01/2035 (Callable 07/01/2025)	2,450,000	2,496,598
5.25%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,125,389
City of Tucson AZ, 5.00%, 07/01/2032 (Callable 07/01/2025)	500,000	510,120
Industrial Development Authority of the City of Phoenix Arizona/The, 4.00%, 10/01/2047 (Callable 10/01/2026)	115,000	105,517
La Paz County Industrial Development Authority, 5.00%, 02/15/2026 (b)	230,000	231,800
Maricopa County & Phoenix Industrial Development Authorities
5.45%, 09/01/2048 (Callable 09/01/2032)	750,000	794,948
5.55%, 09/01/2054 (Callable 09/01/2032)	1,000,000	1,049,447
Maricopa County Industrial Development Authority
5.00%, 07/01/2028	755,000	793,877
5.00%, 01/01/2040 (Callable 01/01/2025)	3,740,000	3,834,708
4.00%, 01/01/2045 (Callable 07/01/2030)	7,000,000	6,778,920
Maricopa County Pollution Control Corp., 4.15%, 05/01/2029 (Callable 04/01/2024) (a)	10,980,000	10,980,000
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2048 (Callable 01/01/2034)	4,500,000	4,965,931
5.25%, 01/01/2053 (Callable 01/01/2034)	8,000,000	8,877,707
Tucson Industrial Development Authority/Pima County Industrial Development Auth
4.60%, 07/01/2044 (Callable 07/01/2033)	490,000	486,353
4.85%, 07/01/2048 (Callable 07/01/2032)	675,000	685,909
4.75%, 07/01/2049 (Callable 07/01/2033)	500,000	500,156
4.80%, 07/01/2054 (Callable 07/01/2033)	1,000,000	998,778
		73,740,566
Arkansas - 0.6%
Arkadelphia Water & Sewer System, 4.75%, 12/01/2043 (Callable 06/01/2029)	1,210,000	1,258,448
Arkansas Development Finance Authority
4.00%, 12/01/2031 (Callable 12/01/2027)	380,000	389,402
4.00%, 12/01/2032 (Callable 12/01/2027)	400,000	410,332
4.00%, 12/01/2035 (Callable 12/01/2027)	445,000	453,554
4.00%, 12/01/2038 (Callable 12/01/2027)	250,000	250,133
4.25%, 07/01/2041 (Callable 07/01/2028)	500,000	444,326
5.08%, 09/01/2044 (Callable 04/01/2024) (a)	5,045,000	5,045,000
6.88%, 07/01/2048 (Callable 07/01/2028) (b)(c)	1,000,000	1,091,852
Arkansas Technical University, 4.00%, 06/01/2028 (Callable 05/02/2024)	1,025,000	1,025,502
Benton Washington Regional Public Water Authority
4.00%, 10/01/2033 (Callable 10/01/2029)	250,000	258,879
3.00%, 10/01/2041 (Callable 10/01/2028)	510,000	439,678
Carroll-Boone Water District
3.00%, 12/01/2028 (Callable 12/01/2025)	780,000	764,719
3.00%, 12/01/2029 (Callable 12/01/2025)	505,000	498,813
3.00%, 12/01/2030 (Callable 12/01/2025)	630,000	624,399
City of Batesville AR Sales & Use Tax
4.00%, 02/01/2041 (Callable 02/01/2031)	880,000	861,667
4.00%, 02/01/2049 (Callable 02/01/2031)	2,245,000	2,191,635
City of Beebe AR Water & Sewer System, 3.00%, 08/01/2041 (Callable 08/01/2028)	1,500,000	1,278,167
City of Cabot AR Sales & Use Tax Revenue, 3.00%, 12/01/2056 (Callable 12/01/2028)	2,000,000	1,709,260
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	270,000	264,773
City of Fort Smith AR Water & Sewer Revenue, 5.00%, 10/01/2034 (Callable 10/01/2028)	255,000	275,818
City of Heber Springs AR Water & Sewer Revenue, 3.00%, 11/01/2034 (Callable 11/01/2024)	685,000	652,787
City of Maumelle AR
4.00%, 08/01/2028 (Callable 08/01/2025)	290,000	291,412
4.00%, 08/01/2029 (Callable 08/01/2025)	700,000	703,756
City of Maumelle AR Sales & Use Tax, 4.00%, 08/01/2026 (Callable 08/01/2025)	25,000	25,076
City of Osceola AR Sales & Use Tax, 4.13%, 06/01/2049 (Callable 06/01/2031) (i)	1,250,000	1,242,445
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	440,000	423,037
City of Springdale AR Sales & Use Tax Revenue, 5.00%, 08/01/2038 (Callable 02/01/2030)	240,000	259,226
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)	1,750,000	1,443,954
Conway Health Facilities Board, 5.00%, 08/01/2029 (Callable 08/01/2026)	360,000	370,045
County of Madison AR Sales & Use Tax, 4.25%, 12/01/2058 (Callable 12/01/2030)	3,395,000	3,451,964
National Park College District, 3.00%, 05/01/2025 (Callable 11/01/2024)	235,000	231,704
Southern Arkansas University
4.00%, 03/01/2025	415,000	416,511
4.00%, 03/01/2026 (Callable 03/01/2025)	520,000	522,024
4.00%, 03/01/2026 (Callable 03/01/2025)	270,000	271,196
4.00%, 03/01/2027 (Callable 03/01/2025)	545,000	547,391
University of Central Arkansas
4.00%, 11/01/2027 (Callable 11/01/2025)	340,000	340,833
4.00%, 11/01/2028 (Callable 11/01/2025)	250,000	250,938
		30,980,656
California - 4.0%
Acalanes Union High School District
0.00%, 08/01/2028 (d)	130,000	138,582
0.00%, 08/01/2035 (Callable 08/01/2029) (d)	490,000	566,553
0.00%, 08/01/2039 (Callable 08/01/2029) (d)	350,000	399,123
Alameda Corridor Transportation Authority, 5.00%, 10/01/2037 (Callable 10/01/2026)	500,000	510,229
Antelope Valley Community College District
0.00%, 08/01/2029 (e)	650,000	555,800
0.00%, 08/01/2031 (e)	1,000,000	805,374
Bay Area Toll Authority
4.74% (SIFMA Municipal Swap Index + 1.10%), 04/01/2045 (Callable 02/02/2024)	3,500,000	3,500,000
4.74% (SIFMA Municipal Swap Index + 1.10%), 04/01/2045 (Callable 02/02/2024)	1,490,000	1,490,000
Burbank Unified School District, 4.53%, 02/01/2038 (Callable 08/01/2028) (d)	210,000	219,295
California Community Choice Financing Authority, 5.25%, 01/01/2054 (Callable 10/01/2030) (a)	7,325,000	7,718,843
California Enterprise Development Authority
5.00%, 06/01/2029	245,000	270,891
5.00%, 06/01/2030	260,000	292,922
5.00%, 06/01/2031	265,000	303,109
5.00%, 06/01/2032	280,000	324,675
5.00%, 06/01/2034 (Callable 06/01/2033)	285,000	336,324
5.00%, 06/01/2035 (Callable 06/01/2033)	215,000	251,634
5.00%, 06/01/2036 (Callable 06/01/2033)	230,000	266,574
5.00%, 06/01/2038 (Callable 06/01/2033)	250,000	283,789
5.00%, 06/01/2040 (Callable 06/01/2033)	355,000	396,969
4.00%, 06/01/2049 (Callable 06/01/2033)	1,000,000	969,087
4.00%, 06/01/2053 (Callable 06/01/2033)	1,000,000	953,571
California Health Facilities Financing Authority, 3.85%, 11/15/2027 (Callable 02/15/2026)	1,850,000	1,850,196
California Housing Finance Agency
3.75%, 03/25/2035	4,355,062	4,245,549
5.00%, 05/01/2054 (Callable 09/01/2026) (a)	4,600,000	4,745,884
3.60%, 08/01/2063 (Callable 02/01/2026) (a)	1,500,000	1,485,638
California Infrastructure & Economic Development Bank, 4.34% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	250,000	244,228
California Municipal Finance Authority
5.00%, 08/01/2024 (b)	400,000	399,225
2.13%, 11/15/2026 (Callable 04/22/2024)	1,640,000	1,639,996
5.00%, 05/15/2031	470,000	520,250
5.00%, 05/15/2036 (Callable 11/15/2028)	1,000,000	1,065,450
1.30%, 02/01/2039 (a)(b)	1,500,000	1,465,440
4.00%, 05/15/2039 (Callable 05/15/2031)	175,000	175,725
5.00%, 08/15/2040 (Callable 08/15/2031)	320,000	336,993
5.00%, 08/15/2041 (Callable 08/15/2031)	335,000	351,650
5.00%, 08/15/2042 (Callable 08/15/2031)	230,000	240,449
5.00%, 08/15/2043 (Callable 08/15/2031)	370,000	385,810
4.10%, 10/01/2045 (a)(c)	1,000,000	999,208
5.25%, 08/15/2053 (Callable 08/15/2031)	900,000	934,668
California Public Finance Authority
2.13%, 11/15/2027 (Callable 04/22/2024) (b)	190,000	190,007
2.38%, 11/15/2028 (Callable 04/22/2024) (b)	4,135,000	4,036,456
3.13%, 05/15/2029 (Callable 04/22/2024) (b)	2,510,000	2,445,471
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026) (a)	5,000,000	4,986,027
California Statewide Communities Development Authority
5.00%, 09/01/2026 (Callable 04/22/2024) (a)(b)	5,150,000	5,142,302
5.00%, 04/01/2037 (Callable 04/01/2030)	350,000	383,623
5.00%, 04/01/2038 (Callable 04/01/2030)	400,000	434,841
Chawanakee Unified School District, 4.00%, 08/01/2026 (d)	110,000	111,977
City & County of San Francisco CA, 4.00%, 06/15/2039 (Callable 06/15/2028)	1,080,000	1,099,852
City of Palo Alto CA, 5.00%, 11/01/2036 (Callable 11/01/2028)	1,295,000	1,419,116
City of San Mateo CA, 5.25%, 09/01/2040 (Callable 09/01/2032)	1,250,000	1,377,050
City of Vernon CA Electric System Revenue
5.00%, 04/01/2024	2,000,000	2,000,000
5.00%, 08/01/2024	700,000	701,238
5.00%, 10/01/2025	2,250,000	2,274,770
College of the Sequoias Tulare Area Improvement District No 3, 0.00%, 08/01/2042 (Callable 08/01/2037) (d)	940,000	748,800
Compton Community College District, 0.00%, 08/01/2034 (e)	450,000	321,410
Cypress School District, 0.00%, 08/01/2050 (Callable 08/01/2036) (d)	230,000	207,351
Denair Unified School District, 6.50%, 08/01/2031 (d)	130,000	154,902
Enterprise Elementary School District, 6.20%, 08/01/2035 (Callable 08/01/2031) (d)	155,000	192,935
Freddie Mac Multifamily ML Certificates, 2.25%, 09/25/2037	7,957,573	6,409,621
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	7,252,753	6,451,282
Hueneme Elementary School District, 4.00%, 08/01/2037 (Callable 08/01/2028)	500,000	507,903
Indio Finance Authority, 5.25%, 11/01/2042 (Callable 11/01/2032)	1,000,000	1,138,042
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	2,265,000	2,307,234
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	50,000	52,780
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026) (a)	1,100,000	1,098,304
Manteca Unified School District, 0.00%, 09/01/2025 (e)	225,000	213,880
Mayers Memorial Hospital District
0.00%, 08/01/2027 (e)	260,000	222,462
0.00%, 08/01/2028 (e)	290,000	237,842
Modesto High School District, 0.00%, 08/01/2024 (e)	3,625,000	3,582,312
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030) (d)	140,000	142,748
Mount San Antonio Community College District, 0.00%, 08/01/2043 (Callable 08/01/2035) (d)	1,145,000	1,126,354
Mountain Empire Unified School District, 6.25%, 08/01/2048 (Callable 08/01/2032)	500,000	579,661
Newman-Crows Landing Unified School District/CA, 0.00%, 08/01/2025 (e)	1,850,000	1,761,592
Palomar Community College District, 0.00%, 08/01/2039 (Callable 08/01/2035) (d)	740,000	863,128
Perris Union High School District/CA
3.00%, 09/01/2037 (Callable 09/01/2029)	800,000	736,156
3.00%, 09/01/2039 (Callable 09/01/2029)	775,000	692,438
Rio Hondo Community College District, 0.00%, 08/01/2042 (Callable 08/01/2034) (d)	1,420,000	1,820,085
River Islands Public Financing Authority
4.00%, 09/01/2038 (Callable 09/01/2030)	200,000	205,911
4.25%, 09/01/2042 (Callable 09/01/2029)	1,000,000	1,010,931
5.00%, 09/01/2042 (Callable 09/01/2029)	3,250,000	3,559,954
4.25%, 09/01/2043 (Callable 09/01/2030)	1,500,000	1,527,233
4.25%, 09/01/2043 (Callable 09/01/2030)	660,000	671,983
4.50%, 09/01/2047 (Callable 09/01/2029)	1,250,000	1,279,510
4.50%, 09/01/2048 (Callable 09/01/2030)	850,000	872,100
Sacramento City Unified School District/CA
5.00%, 07/01/2025 (Callable 07/01/2024)	505,000	506,578
5.50%, 08/01/2047 (Callable 08/01/2030)	2,000,000	2,210,763
San Jacinto Unified School District, 3.00%, 09/01/2028	265,000	263,534
San Mateo Union High School District, 0.00%, 09/01/2041 (Callable 09/01/2036) (d)	6,050,000	6,315,588
Saugus Union School District Financing Authority, 4.00%, 09/01/2037 (Callable 09/01/2027)	625,000	638,720
Sierra Joint Community College District School Facilities District No 1, 0.00%, 08/01/2031 (e)	370,000	295,844
Solano County Community College District, 5.13%, 08/01/2041 (Callable 08/01/2028) (d)	655,000	714,961
Southern Kern Unified School District, 0.00%, 11/01/2034 (e)	425,000	300,677
Tender Option Bond Trust Receipts/Certificates, 4.40%, 04/01/2043 (Callable 03/01/2025) (a)(b)	2,180,000	2,180,000
Tulare Union High School District, 0.00%, 08/01/2025 (e)	1,745,000	1,668,575
Washington Township Health Care District
4.13%, 08/01/2041 (Callable 08/01/2033)	250,000	256,840
4.13%, 08/01/2042 (Callable 08/01/2033)	300,000	306,434
4.25%, 08/01/2043 (Callable 08/01/2033)	275,000	282,539
4.25%, 08/01/2045 (Callable 08/01/2033)	400,000	407,233
Waterford Unified School District/CA, 4.00%, 08/01/2042 (Callable 08/01/2032)	1,455,000	1,474,651
West Hills Community College District, 5.10%, 08/01/2035 (Callable 08/01/2027) (d)	50,000	53,180
Wiseburn School District, 0.00%, 08/01/2036 (Callable 08/01/2031) (d)	80,000	89,299
Woodlake Union High School District, 0.00%, 08/01/2033 (e)	1,880,000	1,247,741
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2028 (e)	560,000	472,522
		128,624,956
Colorado - 3.2%
Arkansas River Power Authority
5.00%, 10/01/2026	610,000	617,264
5.88%, 10/01/2026	3,510,000	3,624,364
Bromley Park Metropolitan District No 2
5.50%, 12/01/2038 (Callable 12/01/2033)	200,000	228,557
5.50%, 12/01/2043 (Callable 12/01/2033)	440,000	495,599
5.38%, 12/01/2053 (Callable 12/01/2033)	1,000,000	1,100,309
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2026 (c)	4,700,000	4,873,984
5.25%, 11/15/2027 (c)	1,000,000	1,066,255
5.00%, 12/01/2028 (c)	2,000,000	2,140,852
5.50%, 11/15/2029 (c)	1,905,000	2,134,179
5.50%, 11/15/2038 (Callable 11/15/2032) (c)	1,040,000	1,181,727
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2030 (Callable 08/01/2026) (e)	500,000	391,502
0.00%, 08/01/2032 (Callable 08/01/2026) (e)	365,000	262,203
City of Commerce City CO
5.00%, 12/15/2029 (Callable 12/15/2027)	310,000	331,087
5.00%, 12/15/2030 (Callable 12/15/2027)	500,000	532,927
City of Fort Lupton CO
5.00%, 12/01/2029 (Callable 12/01/2027)	250,000	266,169
5.00%, 12/01/2030 (Callable 12/01/2027)	350,000	372,262
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025 (b)	845,000	836,878
3.75%, 07/01/2026 (b)	500,000	490,708
4.00%, 04/01/2028	635,000	635,891
4.00%, 05/01/2029 (Callable 05/01/2028)	120,000	117,975
5.00%, 05/15/2029 (Callable 05/15/2026)	2,455,000	2,523,395
5.00%, 08/15/2030 (Callable 08/15/2024)	1,110,000	1,115,728
2.00%, 09/01/2030 (Callable 09/01/2028)	235,000	215,776
4.00%, 07/01/2032	45,000	46,696
5.00%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,005,061
4.00%, 07/01/2042 (Callable 07/01/2032)	500,000	487,064
Colorado Health Facilities Authority
5.00%, 08/01/2028	5,575,000	5,998,281
2.63%, 05/15/2029 (Callable 05/02/2024)	3,545,000	3,321,276
5.00%, 12/01/2030 (Callable 06/01/2025)	405,000	408,064
5.25%, 11/01/2035 (Callable 11/01/2032)	1,100,000	1,264,084
5.00%, 08/01/2036 (Callable 08/01/2029)	150,000	161,656
5.25%, 11/01/2036 (Callable 11/01/2032)	1,160,000	1,321,882
4.00%, 10/01/2037 (Callable 10/01/2030)	820,000	827,968
4.00%, 12/01/2042 (Callable 05/02/2024)	375,000	368,010
4.00%, 01/15/2045 (Callable 01/15/2026)	120,000	114,576
5.00%, 08/01/2049 (Callable 02/01/2025) (a)	2,000,000	2,020,660
4.19% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	10,000,000	9,930,034
5.00%, 05/15/2062 (Callable 02/17/2026) (a)	4,175,000	4,327,627
Colorado Housing and Finance Authority
0.00%, 11/01/2043 (Callable 05/01/2026) (a)	1,000,000	1,000,280
4.00%, 05/01/2048 (Callable 11/01/2026)	140,000	138,885
4.25%, 11/01/2049 (Callable 11/01/2028)	1,305,000	1,300,805
5.25%, 11/01/2052 (Callable 11/01/2031)	3,835,000	3,940,673
6.00%, 11/01/2052 (Callable 11/01/2031)	185,000	197,190
Colorado School of Mines, 4.51% (SIFMA Municipal Swap Index + 0.87%), 12/01/2025 (Callable 06/01/2025)	4,855,000	4,855,693
Colorado Water Resources & Power Development Authority
5.50%, 09/01/2043 (Callable 09/01/2033)	400,000	456,407
5.00%, 09/01/2048 (Callable 09/01/2033)	300,000	324,886
Crystal Valley Metropolitan District No 2
4.00%, 12/01/2037 (Callable 12/01/2030)	800,000	823,356
4.00%, 12/01/2038 (Callable 12/01/2030)	1,000,000	1,021,301
4.00%, 12/01/2039 (Callable 12/01/2030)	1,785,000	1,812,947
Denver City & County Housing Authority
0.60%, 08/01/2024	400,000	395,235
5.00%, 07/01/2027 (Callable 07/01/2026)	3,750,000	3,886,415
Denver Convention Center Hotel Authority, 5.00%, 12/01/2031 (Callable 12/01/2026)	1,310,000	1,345,513
Denver Health & Hospital Authority
5.00%, 12/01/2025	400,000	406,031
5.00%, 12/01/2027	340,000	353,849
4.00%, 12/01/2040 (Callable 12/01/2029)	750,000	682,853
5.25%, 12/01/2045 (Callable 05/02/2024)	485,000	485,212
Denver Urban Renewal Authority, 5.00%, 12/01/2025 (Callable 05/02/2024)	200,000	200,151
E-470 Public Highway Authority
0.00%, 09/01/2029 (e)	2,550,000	2,135,817
3.93% (SOFR + 0.35%), 09/01/2039 (Callable 06/01/2024)	1,000,000	998,349
Grand River Hospital District
5.25%, 12/01/2030 (Callable 12/01/2028)	350,000	377,723
5.25%, 12/01/2031 (Callable 12/01/2028)	1,190,000	1,282,036
Midtown Clear Creek Metropolitan District, 5.50%, 12/01/2043 (Callable 12/01/2033)	425,000	481,630
Park Creek Metropolitan District
5.00%, 12/01/2036 (Callable 12/01/2032)	225,000	251,464
5.00%, 12/01/2037 (Callable 12/01/2032)	275,000	304,778
5.00%, 12/01/2038 (Callable 12/01/2032)	300,000	331,567
5.00%, 12/01/2041 (Callable 12/01/2025)	2,505,000	2,518,703
5.00%, 12/01/2045 (Callable 12/01/2025)	1,480,000	1,476,860
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	275,000	251,209
Ravenna Metropolitan District
5.00%, 12/01/2038 (Callable 12/01/2033)	725,000	790,111
5.00%, 12/01/2043 (Callable 12/01/2033)	1,650,000	1,751,704
Regional Transportation District
5.00%, 01/15/2028	1,500,000	1,583,292
5.00%, 01/15/2031	1,715,000	1,895,152
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2033 (Callable 11/01/2027)	500,000	530,605
State of Colorado
4.00%, 12/15/2037 (Callable 12/15/2028)	705,000	716,364
5.25%, 03/15/2042 (Callable 03/15/2027)	1,535,000	1,589,489
Stetson Ridge Metropolitan District No 3, 2.00%, 12/01/2030	705,000	641,357
Vauxmont Metropolitan District
5.00%, 12/15/2028 (Callable 12/15/2024)	125,000	129,979
5.00%, 12/15/2029 (Callable 12/15/2024)	125,000	129,934
5.00%, 12/15/2030 (Callable 12/15/2024)	125,000	129,879
5.00%, 12/15/2031 (Callable 12/15/2024)	135,000	140,211
3.25%, 12/15/2050 (Callable 12/15/2024)	4,665,000	3,868,008
Vista Ridge Metropolitan District
5.00%, 12/01/2025	600,000	615,666
5.00%, 12/01/2026	460,000	481,453
		106,189,552
Connecticut - 0.9%
City of West Haven CT
5.00%, 02/13/2025	1,750,000	1,764,566
5.00%, 02/15/2026	400,000	410,197
5.00%, 02/15/2028	350,000	370,625
5.00%, 02/15/2030	450,000	488,507
5.00%, 02/15/2032	350,000	388,164
5.00%, 02/15/2034	400,000	452,125
5.00%, 02/15/2036 (Callable 02/15/2034)	200,000	222,791
5.00%, 02/15/2040 (Callable 02/15/2034)	100,000	107,785
4.00%, 02/15/2044 (Callable 02/15/2034)	250,000	246,458
Connecticut Housing Finance Authority
5.00%, 11/15/2026	395,000	411,533
5.00%, 05/15/2027	440,000	462,224
5.00%, 11/15/2027	445,000	471,810
5.00%, 05/15/2028	210,000	224,324
5.00%, 11/15/2028	225,000	241,972
5.00%, 05/15/2029	230,000	248,377
5.00%, 11/15/2029	125,000	136,103
5.00%, 11/15/2030	160,000	175,738
4.00%, 11/15/2047 (Callable 11/15/2026)	60,000	59,550
4.00%, 05/15/2049 (Callable 11/15/2028)	890,000	882,732
3.50%, 11/15/2051 (Callable 05/15/2031)	3,650,000	3,560,159
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2038 (Callable 07/01/2032)	1,975,000	1,944,736
2.95%, 07/01/2049 (a)	2,300,000	2,267,185
2.80%, 07/01/2057 (a)	5,255,000	5,163,866
East Hartford Housing Authority, 4.25%, 02/01/2027 (Callable 08/01/2024) (a)	2,000,000	2,002,269
State of Connecticut, 4.63% (SIFMA Municipal Swap Index + 0.99%), 03/01/2025	375,000	376,512
Town of Hamden CT
5.00%, 08/15/2026	125,000	129,527
5.00%, 08/15/2028	365,000	392,687
5.00%, 08/15/2029	575,000	630,016
5.00%, 08/15/2032	1,000,000	1,145,389
		25,377,927
Delaware - 0.0%(f)
Delaware Municipal Electric Corp., 4.00%, 07/01/2036 (Callable 07/01/2031)	330,000	342,681
District of Columbia - 1.6%
District of Columbia Housing Finance Agency
0.35%, 04/01/2025 (a)	5,350,000	5,350,000
5.00%, 12/01/2026 (Callable 12/01/2025) (a)	5,090,000	5,164,291
0.50%, 03/01/2027 (Callable 05/02/2024) (a)	2,675,000	2,607,677
4.00%, 09/01/2040 (Callable 03/01/2025) (a)	3,670,000	3,668,807
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027) (a)	7,600,000	7,405,729
Metropolitan Washington Airports Authority
6.50%, 10/01/2044 (Callable 10/01/2028) (d)	3,015,000	3,333,573
6.50%, 10/01/2044 (Callable 10/01/2028) (d)	1,670,000	1,869,086
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (c)	2,600,000	2,793,654
5.00%, 10/01/2033 (Callable 10/01/2025)	250,000	255,945
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2029 (e)	110,000	91,365
5.00%, 10/01/2038 (Callable 10/01/2028)	330,000	351,167
Tender Option Bond Trust Receipts/Certificates, 4.40%, 07/01/2063 (Callable 07/01/2037) (a)(b)	2,700,000	2,700,000
		35,591,294
Florida - 4.2%
Alachua County Health Facilities Authority, 5.00%, 12/01/2027 (Callable 12/01/2024)	815,000	823,000
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025) (a)	3,000,000	2,975,699
4.05%, 09/01/2056 (a)	1,000,000	1,004,073
3.40%, 03/01/2057 (Callable 03/01/2025) (a)	1,400,000	1,386,816
Capital Trust Agency, Inc.
5.00%, 12/15/2029 (Callable 06/15/2026)	800,000	810,571
4.00%, 06/01/2041 (Callable 06/01/2028)	330,000	308,231
4.00%, 06/01/2056 (Callable 06/01/2028)	485,000	407,972
Central Florida Tourism Oversight District
4.00%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,011,271
5.00%, 06/01/2035 (Callable 06/01/2026)	5,000,000	5,128,352
City of Cape Coral FL Water & Sewer Revenue
5.60%, 03/01/2048 (Callable 03/01/2033)	5,000,000	5,668,304
5.25%, 10/01/2053 (Callable 10/01/2033)	1,250,000	1,387,010
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	7,000,000	7,995,835
City of Fort Myers FL
5.00%, 12/01/2029 (Callable 12/01/2025)	475,000	486,154
4.00%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,001,670
4.00%, 12/01/2038 (Callable 12/01/2025)	500,000	501,832
City of Jacksonville FL
4.00%, 11/01/2032 (Callable 11/01/2029)	375,000	380,030
3.64%, 08/01/2036 (Callable 05/01/2024) (a)	9,300,000	9,300,000
4.00%, 11/01/2040 (Callable 11/01/2024)	65,000	61,577
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)	775,000	811,970
City of Tallahassee FL
5.00%, 12/01/2029 (Callable 12/01/2025)	610,000	622,415
5.00%, 12/01/2040 (Callable 06/01/2025)	1,260,000	1,264,786
Collier County Educational Facilities Authority
5.00%, 06/01/2024	255,000	254,880
5.00%, 06/01/2026	1,840,000	1,850,234
5.00%, 06/01/2028	1,775,000	1,808,623
5.00%, 06/01/2029	1,065,000	1,093,293
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030) (a)	1,250,000	1,380,078
County of Miami-Dade FL
5.00%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,538,220
6.88%, 10/01/2034 (Callable 10/01/2029) (d)	255,000	307,333
7.00%, 10/01/2039 (Callable 10/01/2029) (d)	390,000	465,526
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2025 (c)	1,000,000	1,016,382
5.00%, 10/01/2032 (Callable 10/01/2026)	360,000	372,447
5.00%, 10/01/2041 (Callable 10/01/2026)	2,285,000	2,330,743
County of Osceola FL Transportation Revenue, 5.00%, 10/01/2031 (Callable 10/01/2029)	550,000	594,788
County of Seminole FL, 5.00%, 10/01/2052 (Callable 10/01/2032)	2,500,000	2,668,088
Escambia County Health Facilities Authority, 5.00%, 08/15/2035 (Callable 02/15/2030)	820,000	859,203
Florida Development Finance Corp.
4.00%, 06/01/2025 (b)	110,000	108,851
4.00%, 06/01/2026 (b)	225,000	220,517
5.00%, 04/01/2028	400,000	424,076
5.00%, 04/01/2029	250,000	268,849
6.13%, 07/01/2032 (Callable 04/02/2026) (a)(b)(c)	4,500,000	4,590,938
5.00%, 06/15/2034 (Callable 06/15/2027)	800,000	823,252
5.25%, 06/15/2034 (Callable 06/15/2032)	1,250,000	1,347,241
5.00%, 06/15/2040 (Callable 06/15/2027)	1,650,000	1,669,077
Florida Gulf Coast University Financing Corp., 5.00%, 08/01/2029 (Callable 02/01/2028)	600,000	635,878
Florida Housing Finance Corp.
1.00%, 02/01/2025 (a)	4,550,000	4,474,434
5.00%, 12/01/2026 (a)	3,000,000	3,047,653
3.35%, 10/01/2027 (a)	2,250,000	2,232,182
4.20%, 01/01/2045 (Callable 01/01/2028)	595,000	584,464
4.00%, 07/01/2047 (Callable 07/01/2025)	40,000	39,796
3.00%, 01/01/2052 (Callable 01/01/2030)	940,000	909,413
5.50%, 01/01/2054 (Callable 01/01/2032)	2,470,000	2,574,192
Florida Municipal Power Agency
4.00%, 10/01/2030 (Callable 10/01/2027)	500,000	515,432
5.00%, 10/01/2030 (Callable 10/01/2026)	495,000	513,247
Highlands County Health Facilities Authority, 3.64%, 11/15/2035 (Callable 05/01/2024) (a)	2,955,000	2,955,000
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	4,000,000	4,366,013
Lee County Housing Finance Authority
3.50%, 02/01/2027 (a)	1,000,000	986,883
3.55%, 08/01/2027 (Callable 02/01/2025) (a)	1,500,000	1,484,560
Lee County Industrial Development Authority/FL, 3.75%, 10/01/2027 (Callable 05/02/2024)	1,710,000	1,655,491
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 05/02/2024)	1,000,000	1,002,945
Miami-Dade County Educational Facilities Authority
4.00%, 04/01/2032 (Callable 05/02/2024)	200,000	200,072
4.00%, 04/01/2037 (Callable 05/02/2024)	200,000	200,042
Miami-Dade County Housing Finance Authority
4.05%, 09/01/2026 (a)	1,650,000	1,650,069
5.00%, 03/01/2027 (a)	1,440,000	1,460,053
Orange County Health Facilities Authority, 5.00%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,506,797
Orange County Housing Finance Authority, 3.00%, 09/01/2050 (Callable 09/01/2029)	915,000	885,699
Palm Beach County Health Facilities Authority
4.00%, 05/15/2024	320,000	319,291
5.00%, 11/01/2032	200,000	215,130
4.00%, 05/15/2035 (Callable 05/15/2025)	250,000	226,077
Palm Beach County Housing Finance Authority, 5.00%, 04/01/2026 (a)	3,385,000	3,408,137
Pinellas County Housing Finance Authority, 6.00%, 03/01/2054 (Callable 03/01/2032)	2,260,000	2,405,431
Pinellas County School Board, 5.00%, 07/01/2033 (Callable 07/01/2027)	515,000	547,756
Santa Rosa County School Board, 5.00%, 02/01/2038 (Callable 08/01/2029)	1,030,000	1,115,487
Sarasota County Public Hospital District, 5.50%, 07/01/2028	5,000,000	5,254,392
School Board of Miami-Dade County, 5.00%, 11/01/2030 (Callable 11/01/2024)	660,000	664,351
School Board of Miami-Dade County/The, 5.00%, 02/01/2028 (Callable 02/01/2026)	3,500,000	3,605,110
School District of Broward County/FL, 5.00%, 07/01/2036 (Callable 07/01/2032)	3,000,000	3,443,224
Seminole County Industrial Development Authority
4.00%, 06/15/2028 (b)	245,000	239,149
4.00%, 06/15/2029 (b)	260,000	252,606
4.00%, 06/15/2030 (b)	535,000	516,977
4.00%, 06/15/2036 (Callable 06/15/2031) (b)	470,000	429,843
4.00%, 06/15/2041 (Callable 06/15/2031) (b)	845,000	714,315
St Johns County Housing Finance Authority, 3.55%, 07/01/2027 (Callable 01/01/2025) (a)	1,000,000	989,521
Village Community Development District No 10, 5.00%, 05/01/2035 (Callable 05/01/2033)	1,125,000	1,284,295
Village Community Development District No 13, 2.63%, 05/01/2024	125,000	124,882
Volusia County Educational Facility Authority, 4.00%, 10/15/2036 (Callable 10/15/2029)	500,000	509,630
		131,476,126
Georgia - 3.8%
Atlanta Urban Residential Finance Authority, 2.00%, 09/01/2025 (Callable 09/01/2024) (a)	5,025,000	4,957,481
Bartow County Development Authority
1.80%, 09/01/2029 (Callable 11/19/2026) (a)	4,810,000	4,112,310
3.95%, 12/01/2032 (a)	2,750,000	2,783,466
City of Atlanta GA
5.00%, 01/01/2025 (Callable 05/02/2024)	225,000	225,185
5.00%, 01/01/2028 (Callable 05/02/2024)	1,000,000	1,000,985
City of Atlanta GA Department of Aviation, 5.00%, 07/01/2025 (c)	1,250,000	1,269,898
City of Monroe GA Combined Utility Revenue
4.00%, 12/01/2036 (Callable 12/01/2030)	500,000	514,447
4.00%, 12/01/2037 (Callable 12/01/2030)	750,000	764,604
Clayton County Development Authority, 4.00%, 07/01/2031 (Callable 07/01/2027)	495,000	502,773
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2042 (Callable 04/01/2027)	890,000	913,015
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	7,500,000	7,520,055
4.00%, 03/01/2034 (Callable 03/01/2031)	3,180,000	3,151,496
Development Authority for Fulton County
5.00%, 09/01/2028	625,000	672,689
5.00%, 10/01/2029	1,710,000	1,867,167
Development Authority of Appling County, 4.40%, 09/01/2041 (Callable 04/01/2024) (a)	21,400,000	21,400,000
Development Authority of Bulloch County
5.00%, 07/01/2030	405,000	451,014
5.00%, 07/01/2031 (Callable 07/01/2030)	420,000	465,416
5.00%, 07/01/2032 (Callable 07/01/2030)	445,000	492,931
5.00%, 07/01/2033 (Callable 07/01/2030)	465,000	514,927
4.00%, 07/01/2039 (Callable 07/01/2030)	305,000	308,313
Development Authority of Monroe County/The, 1.50%, 01/01/2039 (a)	5,240,000	5,056,334
Fayette County Hospital Authority/GA, 5.00%, 07/01/2054 (Callable 05/02/2024) (a)	975,000	976,518
Gainesville & Hall County Development Authority, 3.90%, 11/15/2033 (Callable 05/01/2024) (a)	2,600,000	2,600,000
Gainesville & Hall County Hospital Authority, 5.00%, 02/15/2029 (Callable 02/15/2027)	500,000	524,679
Georgia Housing & Finance Authority, 3.60%, 12/01/2033 (Callable 06/01/2027)	225,000	222,453
Georgia Local Government, 4.75%, 06/01/2028	2,910,000	2,979,957
Main Street Natural Gas, Inc.
5.00%, 12/01/2027	1,500,000	1,541,341
5.00%, 05/15/2034 (Callable 05/15/2029)	1,530,000	1,611,759
4.00%, 03/01/2050 (Callable 06/01/2026) (a)	6,000,000	6,022,672
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	10,515,000	10,598,384
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(b)	13,000,000	12,648,861
5.00%, 12/01/2052 (Callable 03/01/2029) (a)	5,645,000	5,913,123
Private Colleges & Universities Authority
5.00%, 06/01/2027	420,000	437,838
5.00%, 06/01/2028	495,000	524,017
5.00%, 06/01/2029	400,000	430,104
4.00%, 06/01/2034 (Callable 06/01/2031)	395,000	408,836
4.00%, 06/01/2035 (Callable 06/01/2031)	500,000	513,999
		106,899,047
Hawaii - 0.1%
State of Hawaii Airports System Revenue
5.25%, 08/01/2025 (Callable 04/22/2024) (c)	2,500,000	2,501,103
5.00%, 08/01/2027 (Callable 04/22/2024) (c)	1,000,000	1,000,309
		3,501,412
Idaho - 0.3%
County of Nez Perce ID, 5.50%, 03/01/2042 (Callable 03/01/2032)	680,000	745,284
Idaho Housing & Finance Association
4.00%, 05/01/2031	200,000	203,433
4.00%, 05/01/2035 (Callable 05/01/2032)	425,000	431,117
5.25%, 05/01/2038 (Callable 05/01/2031)	300,000	322,538
5.50%, 05/01/2043 (Callable 05/01/2031)	350,000	376,583
6.00%, 07/01/2054 (Callable 01/01/2033)	4,500,000	4,977,037
		7,055,992
Illinois - 9.5%
Adams & Hancock Counties Community Unit School District No 4/IL
4.00%, 12/01/2027 (Callable 12/01/2025)	290,000	293,386
4.00%, 12/01/2029 (Callable 12/01/2025)	310,000	312,950
4.00%, 12/01/2032 (Callable 12/01/2025)	350,000	352,291
Bridgeview Finance Corp., 5.00%, 12/01/2037 (Callable 12/01/2027)	735,000	737,406
Champaign County Community Unit School District No 7 Tolono
5.00%, 12/01/2032	205,000	229,398
5.00%, 12/01/2033	610,000	689,269
Channahon Park District
4.00%, 12/15/2031 (Callable 12/15/2029)	460,000	476,771
4.00%, 12/15/2034 (Callable 12/15/2029)	510,000	528,387
4.00%, 12/15/2036 (Callable 12/15/2029)	950,000	966,283
4.00%, 12/15/2038 (Callable 12/15/2029)	595,000	599,567
Chicago Board of Education
0.00%, 12/01/2025 (e)	2,280,000	2,131,453
0.00%, 12/01/2025 (e)	500,000	467,424
5.00%, 12/01/2025	600,000	608,371
5.00%, 12/01/2029 (Callable 12/01/2028)	1,000,000	1,057,631
7.00%, 12/01/2044 (Callable 12/01/2025)	1,375,000	1,430,746
6.50%, 12/01/2046 (Callable 12/01/2026)	1,000,000	1,045,804
Chicago Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2033	1,000,000	1,147,376
5.25%, 04/01/2035 (Callable 04/01/2033)	1,500,000	1,702,415
Chicago Midway International Airport
5.00%, 01/01/2026 (c)	1,735,000	1,772,170
5.00%, 01/01/2029 (Callable 01/01/2026) (c)	2,000,000	2,034,371
Chicago O'Hare International Airport
5.00%, 01/01/2026 (c)	3,500,000	3,571,411
5.00%, 01/01/2029 (Callable 01/01/2025) (c)	4,675,000	4,709,874
5.00%, 01/01/2029 (Callable 01/01/2025) (c)	2,150,000	2,166,038
5.00%, 01/01/2029 (c)	660,000	707,740
5.00%, 01/01/2035 (Callable 01/01/2026)	1,575,000	1,617,483
5.00%, 01/01/2036 (Callable 01/01/2026) (c)	1,255,000	1,276,836
5.00%, 01/01/2036 (Callable 01/01/2032) (c)	335,000	370,598
5.25%, 01/01/2042 (Callable 01/01/2033)	1,370,000	1,498,008
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,088,653
Chicago Park District
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,087,103
5.25%, 01/01/2044 (Callable 01/01/2033)	1,730,000	1,872,495
5.25%, 01/01/2046 (Callable 01/01/2033)	2,500,000	2,686,564
Chicago Transit Authority Sales Tax Receipts Fund, 5.25%, 12/01/2049 (Callable 12/01/2024)	6,700,000	6,723,938
City of Chicago Heights IL
4.00%, 12/01/2028	200,000	207,932
4.00%, 12/01/2030 (Callable 12/01/2029)	350,000	366,367
4.00%, 12/01/2031 (Callable 12/01/2029)	365,000	380,943
City of Chicago IL
4.00%, 09/01/2025 (Callable 09/01/2024) (a)	1,750,000	1,745,586
0.00%, 01/01/2027 (e)	195,000	177,207
0.00%, 01/01/2028 (e)	3,285,000	2,897,574
5.00%, 11/01/2028 (Callable 11/01/2027)	625,000	660,283
5.00%, 11/01/2033 (Callable 11/01/2027)	525,000	557,907
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030 (Callable 05/02/2024)	445,000	446,451
5.50%, 01/01/2030	800,000	855,615
5.00%, 01/01/2034 (Callable 05/02/2024)	1,000,000	1,002,484
5.00%, 01/01/2039 (Callable 05/02/2024)	3,220,000	3,223,528
5.25%, 01/01/2042 (Callable 07/01/2032)	2,420,000	2,704,630
5.25%, 01/01/2043 (Callable 07/01/2032)	6,490,000	7,204,091
5.00%, 01/01/2044 (Callable 05/02/2024)	1,000,000	1,000,947
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 11/01/2024)	265,000	267,126
5.00%, 11/01/2029 (Callable 11/01/2026)	1,810,000	1,882,916
4.00%, 11/01/2032 (Callable 11/01/2024)	200,000	200,863
5.00%, 11/01/2036 (Callable 05/01/2032)	1,000,000	1,129,383
5.00%, 11/01/2036 (Callable 11/01/2027)	260,000	274,338
City of Decatur IL
4.25%, 03/01/2030 (Callable 05/02/2024)	250,000	250,222
5.00%, 03/01/2034 (Callable 03/01/2026)	905,000	932,000
City of Springfield IL Electric Revenue, 5.00%, 03/01/2033 (Callable 03/01/2025)	4,000,000	4,038,401
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026 (e)	1,340,000	1,252,579
Cook County Community Consolidated School District No 15 Palatine, 5.25%, 06/15/2041 (Callable 06/15/2033)	1,190,000	1,316,925
Cook County Community High School District No 217 Argo, 4.50%, 12/01/2039 (Callable 12/01/2031)	1,495,000	1,560,330
Cook County School District No 111 Burbank, 4.00%, 12/01/2025	1,000,000	1,011,364
Cook County School District No 130 Blue Island, 5.00%, 12/01/2027 (Callable 12/01/2025)	1,210,000	1,241,154
Cook County School District No 135 Orland, 5.00%, 12/01/2024	930,000	937,337
Cook County School District No 143.5 Posen-Robbins, 5.00%, 12/01/2033	90,000	97,861
Cook County School District No 99 Cicero
4.00%, 12/01/2029	2,425,000	2,499,467
4.00%, 12/01/2030	250,000	258,778
Cook County School District No. 163
6.00%, 12/15/2025	430,000	448,611
6.00%, 12/15/2027	1,150,000	1,263,123
Cook County School District No. 83, 5.63%, 06/01/2033	815,000	941,200
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,674,702
County of Cook IL Sales Tax Revenue
4.00%, 11/15/2038 (Callable 11/15/2027)	1,675,000	1,686,751
4.00%, 11/15/2040 (Callable 11/15/2030)	595,000	601,637
5.00%, 11/15/2041 (Callable 11/15/2032)	1,890,000	2,065,554
County of Sangamon IL
3.00%, 12/15/2038 (Callable 12/15/2029)	825,000	719,177
3.00%, 12/15/2039 (Callable 12/15/2029)	700,000	597,752
Crawford Hospital District, 4.00%, 01/01/2031 (Callable 01/01/2029)	345,000	352,751
DuPage County High School District No. 87, 5.00%, 01/01/2029 (Callable 01/01/2025)	315,000	318,330
DuPage County School District No 60 Maercker, 4.00%, 12/30/2036 (Callable 12/30/2027)	1,000,000	1,012,459
Eastern Illinois Economic Development Authority, 5.00%, 11/01/2033 (Callable 11/01/2028)	1,000,000	1,000,434
Exceptional Children Have Opportunities
4.00%, 12/01/2034 (Callable 12/01/2029)	765,000	784,547
4.00%, 12/01/2035 (Callable 12/01/2029)	645,000	661,300
Ford, Champaign Counties Community Unit School District No. 10, 5.00%, 12/01/2027 (Callable 12/01/2026)	600,000	628,311
Greene Jersey & Macoupin Counties Community Unit School District No 9 Southwestern
5.00%, 12/01/2029	350,000	381,363
5.00%, 12/01/2030	320,000	352,667
5.00%, 12/01/2031 (Callable 12/01/2030)	535,000	587,767
5.00%, 12/01/2032 (Callable 12/01/2030)	600,000	658,971
5.00%, 12/01/2033 (Callable 12/01/2030)	325,000	356,781
Hampshire Special Service Area No 13
3.25%, 03/01/2032 (Callable 03/01/2027)	165,000	156,362
3.30%, 03/01/2033 (Callable 03/01/2027)	175,000	165,604
3.35%, 03/01/2034 (Callable 03/01/2027)	185,000	174,950
3.40%, 03/01/2035 (Callable 03/01/2027)	195,000	184,358
3.45%, 03/01/2036 (Callable 03/01/2027)	205,000	192,727
Henry & Whiteside Counties Community Unit School District No 228 Geneseo, 5.00%, 08/15/2031 (Callable 08/15/2025)	270,000	275,433
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	5,000,000	5,376,170
Huntley Area Public Library District, 5.00%, 02/01/2037 (Callable 02/01/2029)	500,000	542,842
Illinois Development Finance Authority
0.00%, 07/15/2025 (e)	2,735,000	2,614,716
2.45%, 11/15/2039 (a)	1,125,000	1,099,895
Illinois Educational Facilities Authority, 4.00%, 11/01/2036 (Callable 05/02/2024)	1,065,000	1,066,902
Illinois Finance Authority
5.00%, 07/01/2024	2,870,000	2,875,316
5.00%, 11/01/2024	1,100,000	1,101,844
5.00%, 07/01/2025	3,140,000	3,185,761
5.00%, 05/15/2029 (Callable 05/15/2026)	385,000	396,737
5.00%, 10/01/2030 (Callable 10/01/2026)	140,000	145,928
5.00%, 02/15/2031 (Callable 08/15/2027)	500,000	511,160
5.00%, 11/15/2031 (Callable 11/15/2025)	1,000,000	1,019,917
5.00%, 05/15/2033 (Callable 11/15/2028)	4,500,000	4,725,756
4.50%, 08/01/2033 (b)	1,275,000	1,308,125
4.00%, 05/15/2034 (Callable 05/15/2026)	300,000	298,667
4.94% (SOFR + 1.20%), 11/01/2034 (Callable 03/01/2025)	7,765,000	7,746,269
5.00%, 02/15/2036 (Callable 02/15/2027)	1,405,000	1,450,983
5.00%, 11/15/2039 (Callable 05/15/2025)	5,600,000	5,643,888
3.88%, 05/01/2040 (a)	2,220,000	2,227,674
4.00%, 12/01/2040 (Callable 12/01/2027)	270,000	271,229
4.00%, 09/01/2041 (Callable 09/01/2026)	240,000	227,451
5.00%, 10/01/2041 (Callable 10/01/2026)	1,400,000	1,430,236
4.00%, 12/01/2042 (Callable 12/01/2027)	275,000	275,677
Illinois Housing Development Authority
2.38%, 04/01/2025 (Callable 04/01/2024) (a)	3,535,000	3,535,000
4.00%, 09/01/2025 (Callable 09/01/2024) (a)	1,000,000	998,084
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	2,855,000	2,851,360
3.10%, 02/01/2035 (Callable 02/01/2026)	580,000	549,357
4.00%, 03/01/2043 (Callable 08/01/2024) (a)	2,800,000	2,790,989
2.45%, 06/01/2043 (Callable 05/02/2024)	280,758	223,038
4.00%, 07/01/2043 (Callable 01/01/2025) (a)	2,500,000	2,497,823
5.25%, 10/01/2043 (Callable 10/01/2032)	2,145,000	2,272,206
4.00%, 10/01/2048 (Callable 04/01/2027)	3,535,000	3,506,538
4.64% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 11/15/2024)	535,000	534,884
3.00%, 04/01/2051 (Callable 04/01/2030)	160,000	154,363
6.25%, 10/01/2052 (Callable 04/01/2032)	6,865,000	7,361,223
5.75%, 10/01/2053 (Callable 04/01/2032)	4,900,000	5,218,216
3.65%, 07/01/2065 (Callable 04/01/2024) (a)	8,230,000	8,230,000
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028	1,900,000	2,009,630
5.00%, 06/15/2029	3,780,000	4,045,595
5.00%, 06/15/2029	1,750,000	1,872,923
5.00%, 06/15/2032 (Callable 06/15/2031)	480,000	516,911
Illinois State Toll Highway Authority
5.00%, 12/01/2032 (Callable 01/01/2026)	645,000	663,768
5.00%, 01/01/2036 (Callable 01/01/2025)	2,100,000	2,125,638
5.00%, 01/01/2038 (Callable 01/01/2025)	2,750,000	2,777,413
5.00%, 01/01/2045 (Callable 01/01/2031)	1,895,000	2,031,448
Illinois State University, 5.00%, 04/01/2031 (Callable 04/01/2028)	500,000	536,122
Jo Daviess County Community Unit School District No 119 East Dubuque
4.00%, 12/01/2034 (Callable 12/01/2028)	280,000	284,471
4.00%, 12/01/2037 (Callable 12/01/2028)	380,000	387,480
4.00%, 12/01/2037 (Callable 12/01/2028)	310,000	311,198
4.00%, 12/01/2039 (Callable 12/01/2028)	285,000	287,261
4.00%, 12/01/2039 (Callable 12/01/2028)	230,000	230,167
Joliet Park District
4.00%, 02/01/2030 (Callable 04/30/2024)	250,000	250,010
4.00%, 02/01/2033 (Callable 04/30/2024)	315,000	315,012
5.00%, 02/01/2034 (Callable 02/01/2033)	500,000	559,935
5.00%, 02/01/2035 (Callable 02/01/2033)	250,000	279,073
5.00%, 02/01/2036 (Callable 02/01/2033)	235,000	260,744
5.00%, 02/01/2036 (Callable 02/01/2033)	225,000	249,648
5.00%, 02/01/2037 (Callable 02/01/2033)	285,000	313,920
5.00%, 02/01/2037 (Callable 02/01/2033)	260,000	286,384
5.00%, 02/01/2038 (Callable 02/01/2033)	285,000	310,298
5.00%, 02/01/2038 (Callable 02/01/2033)	250,000	272,191
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 0.00%, 12/01/2025 (e)	1,625,000	1,516,159
Kane Cook & DuPage Counties School District No U-46 Elgin, 5.00%, 01/01/2025	1,100,000	1,110,084
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2030 (Callable 07/01/2027)	1,345,000	1,419,117
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2025 (Callable 05/02/2024)	400,000	399,023
Kankakee County School District No 111 Kankakee, 4.00%, 01/01/2025	480,000	481,112
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 01/01/2034 (Callable 01/01/2028)	855,000	876,051
4.00%, 01/01/2036 (Callable 01/01/2028)	920,000	935,570
Lake County Community Unit School District No 187 North Chicago, 4.00%, 01/01/2035 (Callable 01/01/2027)	1,190,000	1,209,260
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2037 (Callable 12/01/2032)	750,000	858,523
5.50%, 12/01/2038 (Callable 12/01/2032)	845,000	959,477
5.50%, 12/01/2040 (Callable 12/01/2032)	1,510,000	1,687,947
5.50%, 12/01/2041 (Callable 12/01/2032)	890,000	991,536
Lake County School District No 33 Emmons
0.00%, 12/01/2026 (e)	525,000	471,704
0.00%, 12/01/2028 (e)	335,000	279,583
Lake County Township High School District No 113-Highland Park, 4.00%, 01/01/2032 (Callable 01/01/2029)	4,130,000	4,265,161
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2036 (Callable 12/01/2030)	835,000	866,287
4.00%, 12/01/2037 (Callable 12/01/2030)	400,000	409,665
Macon County School District No 61 Decatur
4.00%, 12/01/2034 (Callable 12/01/2028)	150,000	154,643
4.00%, 12/01/2037 (Callable 12/01/2028)	200,000	200,738
5.00%, 12/01/2037 (Callable 12/01/2028)	1,500,000	1,584,851
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2036 (Callable 02/01/2030)	975,000	1,096,389
5.50%, 02/01/2037 (Callable 02/01/2030)	380,000	424,707
5.50%, 02/01/2041 (Callable 02/01/2030)	1,720,000	1,885,553
5.50%, 02/01/2042 (Callable 02/01/2030)	550,000	600,654
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2038 (Callable 12/01/2028)	1,140,000	1,134,456
4.00%, 12/01/2039 (Callable 12/01/2028)	1,000,000	983,284
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2029 (e)	1,400,000	1,170,271
0.00%, 12/15/2034 (e)	9,555,000	6,506,966
Moultrie Shelby & Coles Counties Community Unit School District No 300
5.00%, 12/01/2035 (Callable 06/01/2029)	575,000	617,119
5.00%, 12/01/2038 (Callable 06/01/2029)	1,000,000	1,056,760
5.00%, 12/01/2039 (Callable 06/01/2029)	1,000,000	1,052,923
5.00%, 12/01/2040 (Callable 06/01/2029)	1,520,000	1,595,361
5.00%, 12/01/2041 (Callable 06/01/2029)	1,800,000	1,884,102
5.00%, 12/01/2042 (Callable 06/01/2029)	1,550,000	1,618,743
5.00%, 12/01/2043 (Callable 06/01/2029)	1,140,000	1,188,400
Northern Illinois Municipal Power Agency, 4.00%, 12/01/2031 (Callable 12/01/2026)	1,000,000	1,010,841
Northern Illinois University
5.00%, 04/01/2025	1,675,000	1,692,974
5.00%, 10/01/2029	300,000	323,646
5.00%, 04/01/2033 (Callable 04/01/2030)	675,000	713,868
4.00%, 10/01/2033 (Callable 04/01/2031)	1,000,000	1,020,613
4.00%, 10/01/2034 (Callable 04/01/2031)	1,435,000	1,462,765
4.00%, 04/01/2035 (Callable 04/01/2030)	260,000	263,956
4.00%, 10/01/2035 (Callable 04/01/2031)	1,000,000	1,016,151
4.00%, 10/01/2038 (Callable 04/01/2031)	1,000,000	998,014
4.00%, 10/01/2039 (Callable 04/01/2031)	1,700,000	1,683,607
4.00%, 10/01/2040 (Callable 04/01/2031)	400,000	391,372
4.00%, 10/01/2041 (Callable 04/01/2031)	425,000	412,153
4.00%, 10/01/2043 (Callable 04/01/2031)	625,000	595,976
Peoria City School District No. 150, 5.00%, 01/01/2026	330,000	339,326
Peoria County School District No 63 Norwood
5.25%, 12/01/2039 (Callable 12/01/2033)	250,000	281,696
5.25%, 12/01/2043 (Callable 12/01/2033)	260,000	284,391
5.25%, 12/01/2043 (Callable 12/01/2033)	325,000	355,489
Regional Transportation Authority, 5.75%, 06/01/2029	5,000,000	5,602,109
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	1,905,000	2,146,746
5.50%, 12/01/2039 (Callable 12/01/2031)	1,645,000	1,844,548
5.50%, 12/01/2040 (Callable 12/01/2031)	1,665,000	1,854,588
Sales Tax Securitization Corp., 5.00%, 01/01/2038 (Callable 01/01/2028)	610,000	638,645
Salt Creek Rural Park District, 5.00%, 12/01/2024	250,000	251,514
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2040 (Callable 02/01/2032)	500,000	555,152
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, 5.50%, 12/01/2042 (Callable 12/01/2030)	895,000	975,382
Sangamon County School District No 186 Springfield, 4.00%, 02/01/2035 (Callable 02/01/2032)	1,500,000	1,552,154
Southern Illinois University, 5.00%, 04/01/2033 (Callable 04/01/2031)	300,000	326,484
Southwestern Illinois Community College District No 522
5.00%, 12/01/2025	1,250,000	1,279,579
5.00%, 12/01/2026	1,000,000	1,036,383
5.00%, 12/01/2029	825,000	897,383
Southwestern Illinois Development Authority
5.50%, 12/01/2040 (Callable 12/01/2031)	2,305,000	2,587,021
4.13%, 12/01/2041 (Callable 12/01/2031)	1,610,000	1,623,885
St Clair County Community Unit School District No 187 Cahokia
4.00%, 01/01/2028	70,000	72,948
5.00%, 01/01/2038 (Callable 01/01/2034)	250,000	273,034
5.00%, 01/01/2038 (Callable 01/01/2034)	225,000	245,730
5.00%, 01/01/2039 (Callable 01/01/2034)	350,000	379,113
5.00%, 01/01/2039 (Callable 01/01/2034)	240,000	259,963
5.00%, 01/01/2040 (Callable 01/01/2034)	325,000	349,770
5.00%, 01/01/2040 (Callable 01/01/2034)	210,000	226,005
5.00%, 01/01/2041 (Callable 01/01/2034)	425,000	455,178
5.00%, 01/01/2041 (Callable 01/01/2034)	220,000	235,622
5.00%, 01/01/2042 (Callable 01/01/2034)	500,000	533,175
5.00%, 01/01/2042 (Callable 01/01/2034)	230,000	245,260
5.00%, 01/01/2043 (Callable 01/01/2034)	525,000	557,151
5.00%, 01/01/2043 (Callable 01/01/2034)	250,000	265,927
5.00%, 01/01/2044 (Callable 01/01/2034)	1,305,000	1,380,790
St Clair County High School District No 201 Belleville, 4.00%, 02/01/2031 (Callable 02/01/2028)	1,475,000	1,501,198
State of Illinois
5.00%, 05/01/2024	285,000	285,287
5.00%, 03/01/2025	7,435,000	7,534,190
5.00%, 10/01/2025	5,000,000	5,111,476
5.00%, 01/01/2029 (Callable 01/01/2026)	5,000	5,152
5.00%, 11/01/2038 (Callable 11/01/2026)	750,000	765,439
State of Illinois Sales Tax Revenue, 4.00%, 06/15/2038 (Callable 06/15/2028)	2,500,000	2,477,549
Stephenson County School District No 145 Freeport
5.00%, 10/01/2041 (Callable 10/01/2033)	1,650,000	1,773,028
5.00%, 10/01/2042 (Callable 10/01/2033)	2,720,000	2,920,768
5.00%, 10/01/2043 (Callable 10/01/2033)	1,200,000	1,282,705
Tazewell County School District No 51 Washington Central, 9.00%, 12/01/2026	1,060,000	1,218,222
Town of Cicero IL
4.00%, 01/01/2028	1,265,000	1,280,445
4.00%, 01/01/2029	815,000	824,862
University of Illinois, 5.00%, 04/01/2044 (Callable 05/02/2024)	685,000	677,768
Upper Illinois River Valley Development Authority
5.00%, 12/01/2024	585,000	586,980
4.00%, 01/01/2031 (Callable 01/01/2027) (b)	240,000	231,850
5.00%, 01/01/2045 (Callable 01/01/2027) (b)	615,000	587,428
Village of Bartlett IL, 3.00%, 12/01/2033 (Callable 12/01/2028)	450,000	444,241
Village of Bradley IL
5.00%, 12/15/2036 (Callable 12/15/2033)	400,000	451,825
5.00%, 12/15/2037 (Callable 12/15/2033)	470,000	526,905
5.00%, 12/15/2038 (Callable 12/15/2033)	325,000	362,147
Village of Franklin Park IL, 4.00%, 07/01/2029 (Callable 07/01/2025)	450,000	452,115
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,690,000	2,707,236
Village of Matteson IL, 4.00%, 12/01/2030	300,000	314,267
Village of McCook IL, 5.00%, 12/01/2027 (Callable 12/01/2026)	1,865,000	1,929,836
Village of Minooka IL, 2.54%, 12/01/2034 (Callable 12/01/2029)	220,000	191,257
Village of Pingree Grove IL, 4.00%, 12/15/2037 (Callable 12/15/2027)	580,000	580,307
Village of River Grove IL
4.00%, 12/15/2027 (Callable 12/15/2026)	135,000	136,618
4.00%, 12/15/2028 (Callable 12/15/2026)	205,000	207,708
4.00%, 12/15/2035 (Callable 12/15/2030)	250,000	256,612
4.00%, 12/15/2038 (Callable 12/15/2030)	795,000	800,572
Village of Romeoville IL
5.00%, 10/01/2035 (Callable 04/01/2025)	1,445,000	1,450,913
5.00%, 10/01/2042 (Callable 04/01/2025)	100,000	98,294
Village of Stone Park IL
4.75%, 02/01/2029 (Callable 05/02/2024)	230,000	230,271
4.75%, 02/01/2031 (Callable 05/02/2024)	310,000	310,389
4.75%, 02/01/2032 (Callable 05/02/2024)	275,000	275,327
4.75%, 02/01/2033 (Callable 05/02/2024)	190,000	190,225
5.00%, 02/01/2035 (Callable 02/01/2029)	300,000	326,703
5.00%, 02/01/2036 (Callable 02/01/2029)	225,000	243,916
4.00%, 02/01/2038 (Callable 02/01/2029)	150,000	149,039
Village of Woodridge IL, 4.00%, 02/01/2036 (Callable 02/01/2030)	1,210,000	1,241,476
Whiteside & Lee Counties Community Unit School District No 5 Sterling
4.00%, 12/01/2028	535,000	556,219
4.00%, 12/01/2031 (Callable 12/01/2029)	630,000	657,850
4.00%, 12/01/2032 (Callable 12/01/2029)	500,000	521,430
4.00%, 12/01/2033 (Callable 12/01/2029)	685,000	713,489
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2027 (e)	1,120,000	1,009,327
0.00%, 01/01/2028 (e)	1,140,000	990,488
0.00%, 01/01/2032 (e)	110,000	80,892
0.00%, 01/01/2033 (e)	885,000	632,778
4.00%, 01/01/2034 (Callable 01/01/2029)	410,000	415,282
Will County Community High School District No. 210
0.00%, 01/01/2026 (e)	265,000	247,584
0.00%, 01/01/2027 (e)	115,000	103,636
0.00%, 01/01/2028 (e)	180,000	156,393
0.00%, 01/01/2028 (e)	60,000	51,768
0.00%, 01/01/2029 (e)	145,000	120,492
Will County Community Unit School District No 201-U Crete-Monee
4.00%, 01/01/2033 (Callable 01/01/2028)	745,000	767,480
4.00%, 01/01/2034 (Callable 01/01/2028)	785,000	806,281
4.00%, 01/01/2035 (Callable 01/01/2028)	480,000	490,489
Will County Community Unit School District No 365-U Valley View, 0.00%, 11/01/2025 (e)	200,000	187,209
Winnebago & Boone Counties Community High School District No 207 Hononegah, 4.00%, 02/01/2036 (Callable 02/01/2027)	1,000,000	1,007,202
		353,678,976
Indiana - 2.5%
Avon Community School Building Corp., 5.50%, 01/15/2043 (Callable 07/15/2033)	1,100,000	1,257,495
Ball State University, 5.00%, 07/01/2035 (Callable 07/01/2028)	500,000	537,356
Bloomington Redevelopment District
5.00%, 02/01/2025	325,000	328,065
5.25%, 08/01/2036 (Callable 08/01/2029)	3,450,000	3,780,973
Blue River Valley School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	650,000	703,882
Bluffton-Harrison Middle School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	290,000	318,677
5.50%, 01/15/2043 (Callable 07/15/2031)	450,000	489,716
City of Rockport IN
3.05%, 06/01/2025	1,475,000	1,456,874
3.13%, 07/01/2025	2,750,000	2,701,976
Elkhart Redevelopment District, 5.00%, 08/01/2030 (Callable 08/01/2025)	1,045,000	1,056,479
Evansville Waterworks District
5.00%, 07/01/2042 (Callable 01/01/2032)	900,000	977,171
5.00%, 07/01/2047 (Callable 01/01/2032)	2,150,000	2,272,635
Fishers Town Hall Building Corp.
5.50%, 07/15/2038 (Callable 07/15/2032)	1,000,000	1,149,221
5.50%, 01/15/2042 (Callable 07/15/2032)	970,000	1,098,100
5.63%, 07/15/2053 (Callable 01/15/2034)	2,500,000	2,831,298
Greater Clark Building Corp.
6.00%, 07/15/2034 (Callable 07/15/2032)	1,120,000	1,363,450
6.00%, 07/15/2036 (Callable 07/15/2033)	500,000	617,238
6.00%, 07/15/2038 (Callable 07/15/2033)	250,000	304,799
6.00%, 07/15/2039 (Callable 07/15/2033)	525,000	634,644
6.00%, 07/15/2040 (Callable 07/15/2033)	650,000	782,694
6.00%, 07/15/2040 (Callable 07/15/2033)	500,000	602,072
6.00%, 07/15/2041 (Callable 07/15/2033)	1,000,000	1,199,514
6.00%, 07/15/2041 (Callable 07/15/2033)	650,000	779,684
6.00%, 01/15/2042 (Callable 07/15/2032)	1,000,000	1,174,948
6.00%, 01/15/2043 (Callable 07/15/2033)	1,120,000	1,331,863
Hammond Local Public Improvement Bond Bank
4.50%, 07/15/2037 (Callable 07/15/2030)	455,000	451,976
5.00%, 01/15/2043 (Callable 07/15/2030)	2,315,000	2,322,739
Hammond Multi-School Building Corp.
4.50%, 07/15/2026 (Callable 05/02/2024)	625,000	625,590
5.00%, 07/15/2034 (Callable 01/15/2028)	2,000,000	2,112,826
5.00%, 07/15/2038 (Callable 01/15/2028)	3,105,000	3,229,929
Hammond Sanitary District, 5.00%, 07/15/2026	610,000	634,263
Indiana Finance Authority
5.00%, 07/01/2027	1,445,000	1,491,756
5.00%, 09/01/2027	1,595,000	1,622,086
5.00%, 10/01/2027	245,000	251,417
5.00%, 07/01/2028	1,515,000	1,582,702
5.00%, 09/01/2028	1,675,000	1,715,884
5.00%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,028,776
5.00%, 10/01/2029	220,000	230,040
5.25%, 02/01/2030 (Callable 08/01/2025)	525,000	536,290
2.50%, 11/01/2030	2,825,000	2,543,531
5.00%, 10/01/2031	250,000	264,480
5.00%, 10/01/2033 (Callable 10/01/2031)	230,000	242,211
5.00%, 03/01/2036 (Callable 03/01/2025)	1,250,000	1,263,778
4.75%, 06/01/2036 (Callable 12/01/2033)	3,005,000	3,163,883
4.00%, 10/01/2052 (Callable 04/01/2032)	2,500,000	2,384,141
Indiana Housing & Community Development Authority
2.00%, 04/01/2025 (Callable 04/01/2024) (a)	3,250,000	3,250,000
5.00%, 07/01/2053 (Callable 01/01/2032)	4,165,000	4,273,225
Indiana Municipal Power Agency, 5.00%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,008,888
Indianapolis Board of School Commissioners, 5.00%, 01/15/2025	515,000	520,297
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2029 (Callable 01/01/2025) (c)	2,450,000	2,468,276
5.00%, 03/01/2033	1,000,000	1,083,871
5.50%, 03/01/2038 (Callable 03/01/2033)	1,000,000	1,095,459
6.00%, 02/01/2042 (Callable 02/01/2033)	2,000,000	2,389,635
6.00%, 02/01/2043 (Callable 02/01/2033)	1,500,000	1,784,413
5.25%, 03/01/2043 (Callable 03/01/2033)	1,750,000	1,942,230
IPS Multi-School Building Corp.
5.00%, 07/15/2026 (Callable 01/15/2025)	925,000	935,154
5.25%, 07/15/2041 (Callable 07/15/2031)	2,000,000	2,234,096
5.25%, 07/15/2041 (Callable 01/15/2032)	1,850,000	2,073,193
5.25%, 07/15/2042 (Callable 07/15/2031)	1,640,000	1,822,129
4.25%, 07/15/2043 (Callable 07/15/2031)	500,000	504,230
5.25%, 07/15/2043 (Callable 01/15/2032)	1,500,000	1,667,092
Jennings County School Building Corp., 2.75%, 07/15/2026 (Callable 05/02/2024)	1,185,000	1,162,873
Merrillville Multi School Building Corp., 5.00%, 07/15/2025	500,000	509,532
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2032 (Callable 07/15/2031)	700,000	815,073
5.50%, 07/15/2034 (Callable 07/15/2031)	200,000	232,994
5.50%, 07/15/2035 (Callable 07/15/2031)	400,000	465,045
5.50%, 07/15/2036 (Callable 07/15/2031)	750,000	866,703
5.50%, 07/15/2038 (Callable 07/15/2031)	1,150,000	1,307,322
5.50%, 07/15/2039 (Callable 07/15/2031)	1,655,000	1,872,982
5.50%, 07/15/2040 (Callable 07/15/2031)	750,000	843,131
5.50%, 01/15/2042 (Callable 07/15/2031)	1,000,000	1,120,849
Noblesville High School Building Corp.
6.00%, 07/15/2040 (Callable 07/15/2033)	625,000	749,835
6.00%, 01/15/2043 (Callable 07/15/2033)	800,000	949,245
Northwestern School Building Corp.
6.00%, 07/15/2038 (Callable 07/15/2031)	1,000,000	1,160,457
6.00%, 07/15/2041 (Callable 07/15/2031)	900,000	1,026,291
Plainfield Redevelopment Authority
3.00%, 08/01/2024	360,000	357,553
5.00%, 02/01/2027	500,000	517,051
Richland-Bean Blossom 2000 School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2031)	250,000	270,744
Richmond Hospital Authority, 5.00%, 01/01/2026 (Callable 01/01/2025)	595,000	599,576
Shelby Eastern Multi-School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	1,000,000	1,100,418
South Montgomery Community School Corp.
5.00%, 07/15/2024	585,000	585,721
5.00%, 01/15/2025	300,000	301,578
5.00%, 07/15/2025	335,000	338,646
5.00%, 01/15/2026	250,000	254,088
Taylor Community School Building Corp., 0.00%, 07/15/2029 (Callable 07/15/2025) (e)	360,000	295,511
Tippecanoe County School Building Corp.
6.00%, 07/15/2039 (Callable 07/15/2033)	1,000,000	1,210,624
6.00%, 01/15/2043 (Callable 07/15/2033)	1,000,000	1,190,905
Tri-Creek 2002 High School Building Corp., 4.00%, 07/15/2039 (Callable 07/15/2028)	345,000	349,695
Westfield High School Building Corp.
5.00%, 01/15/2029 (Callable 01/15/2026)	250,000	257,115
5.00%, 01/15/2030 (Callable 01/15/2026)	300,000	308,485
Westfield-Washington Multi-School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	745,000	822,412
5.50%, 01/15/2043 (Callable 07/15/2031)	565,000	620,709
Wheeler-Union Township School Building Corp., 5.00%, 01/15/2042 (Callable 07/15/2030)	1,225,000	1,317,028
		110,281,501
Iowa - 1.0%
Ballard Community School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,150,000	1,111,824
City of Ames IA, 4.00%, 06/15/2035 (Callable 06/15/2026)	1,510,000	1,525,875
City of Coralville IA
4.00%, 05/01/2024	560,000	559,185
3.00%, 06/01/2024	290,000	288,710
4.00%, 05/01/2030 (Callable 05/01/2029)	1,000,000	999,868
4.50%, 06/01/2032 (Callable 06/01/2024)	3,915,000	3,862,282
3.00%, 05/01/2033 (Callable 05/01/2029)	1,000,000	905,626
5.00%, 05/01/2035 (Callable 05/01/2031)	650,000	710,184
5.00%, 05/01/2036 (Callable 05/01/2031)	685,000	743,628
5.00%, 05/01/2037 (Callable 05/01/2031)	725,000	779,657
City of Council Bluffs IA, 3.75%, 01/01/2025 (Callable 04/01/2024) (a)	4,000,000	4,000,000
College Community School District Infrastructure Sales Services & Use Tax, 4.00%, 06/01/2033 (Callable 06/01/2030)	1,820,000	1,895,432
Iowa Finance Authority
4.00%, 05/15/2024	250,000	249,446
7.50%, 01/01/2032 (Callable 01/01/2030) (b)	2,500,000	2,421,406
3.50%, 01/01/2047 (Callable 07/01/2026)	690,000	680,459
4.00%, 07/01/2047 (Callable 07/01/2028)	1,150,000	1,140,810
Iowa Higher Education Loan Authority
3.00%, 04/01/2029	870,000	839,471
5.00%, 10/01/2029	1,160,000	1,246,016
3.00%, 04/01/2030	650,000	626,627
3.00%, 04/01/2031	525,000	503,666
5.00%, 10/01/2034 (Callable 10/01/2030)	300,000	322,097
5.00%, 10/01/2035 (Callable 10/01/2030)	360,000	384,337
5.00%, 10/01/2036 (Callable 10/01/2030)	365,000	387,284
5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,064,469
4.75%, 10/01/2042 (Callable 10/01/2030)	750,000	762,825
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	11,085,000	11,348,854
Southern Iowa Rural Water Association, 3.00%, 12/01/2032 (Callable 12/01/2028)	1,030,000	989,461
		41,349,499
Kansas - 0.5%
City of Goddard KS, 3.50%, 06/01/2034 (Callable 04/22/2024)	1,420,000	1,288,276
City of Haysville KS, 4.25%, 10/01/2025 (Callable 10/01/2024)	615,000	615,437
City of Manhattan KS, 4.00%, 06/01/2027 (Callable 06/01/2025)	800,000	799,250
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	3,750,000	3,744,095
City of Wamego KS, 4.00%, 03/01/2027 (Callable 05/02/2024)	1,540,000	1,540,204
City of Wichita KS, 4.00%, 09/01/2038 (Callable 09/01/2027)	945,000	945,854
Johnson County Unified School District No 512 Shawnee Mission, 4.00%, 10/01/2043 (Callable 10/01/2033)	3,685,000	3,657,427
Kansas Power Pool
4.00%, 12/01/2038 (Callable 12/01/2029)	700,000	700,568
4.00%, 12/01/2040 (Callable 12/01/2029)	1,095,000	1,074,787
Leavenworth County Unified School District No 469, 4.00%, 09/01/2026	800,000	806,278
Wabaunsee County Unified School District No 330 Mission Valley
5.50%, 09/01/2042 (Callable 09/01/2031)	750,000	839,445
5.50%, 09/01/2047 (Callable 09/01/2031)	750,000	822,628
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2044 (Callable 09/01/2024)	1,740,000	1,741,448
		18,575,697
Kentucky - 0.7%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 08/15/2024)	3,000,000	2,923,070
County of Leslie KY, 4.00%, 02/01/2052 (Callable 02/01/2030)	1,485,000	1,402,410
Jefferson County School District Finance Corp., 5.00%, 06/01/2025	520,000	529,828
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025 (e)	685,000	642,131
0.00%, 10/01/2026 (e)	765,000	689,737
0.00%, 10/01/2027 (e)	785,000	681,429
0.00%, 10/01/2028 (e)	1,015,000	847,970
5.00%, 07/01/2033 (Callable 07/01/2025)	1,295,000	1,307,907
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026) (a)	3,000,000	3,069,987
Kentucky Public Energy Authority
4.00%, 08/01/2027	550,000	552,720
4.00%, 01/01/2049 (Callable 10/01/2024) (a)	1,945,000	1,944,125
4.00%, 12/01/2050 (Callable 03/01/2026) (a)	5,575,000	5,564,069
Kentucky State University
4.00%, 11/01/2033 (Callable 11/01/2031)	260,000	274,855
4.00%, 11/01/2035 (Callable 11/01/2031)	270,000	284,356
4.00%, 11/01/2038 (Callable 11/01/2031)	325,000	332,091
4.00%, 11/01/2041 (Callable 11/01/2031)	250,000	250,758
Lexington-Fayette Urban County Airport Board
5.00%, 07/01/2043 (Callable 07/01/2033)	570,000	617,971
5.25%, 07/01/2048 (Callable 07/01/2033)	525,000	570,079
5.25%, 07/01/2053 (Callable 07/01/2033)	1,000,000	1,076,038
Logan County School District Finance Corp., 5.00%, 09/01/2036 (Callable 09/01/2033)	1,000,000	1,121,190
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2047 (Callable 07/01/2026) (a)	1,500,000	1,544,281
Paducah Electric Plant Board, 5.00%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,033,612
Paducah Independent School District Finance Corp., 3.50%, 09/01/2033 (Callable 09/01/2026)	300,000	301,039
Rural Water Financing Agency, 3.10%, 11/01/2024 (Callable 04/17/2024)	1,700,000	1,680,153
		29,241,806
Louisiana - 1.7%
City of Pineville LA Utilities Revenue
4.00%, 05/01/2034 (Callable 05/01/2032)	400,000	422,372
4.00%, 05/01/2037 (Callable 05/01/2032)	325,000	336,160
4.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	973,034
City of Shreveport LA Water & Sewer Revenue, 4.00%, 12/01/2034 (Callable 12/01/2028)	1,225,000	1,247,193
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2037 (Callable 07/15/2033)	2,875,000	3,258,940
Louisiana Housing Corp.
3.50%, 07/01/2025 (Callable 07/01/2024) (a)	3,274,000	3,264,226
5.00%, 07/01/2046 (Callable 02/01/2026) (a)	3,024,000	3,079,365
4.50%, 12/01/2047 (Callable 12/01/2027)	100,000	99,973
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 10/01/2024	100,000	100,611
4.25%, 04/01/2043 (Callable 04/01/2033)	100,000	101,370
5.00%, 10/01/2043 (Callable 10/01/2033)	550,000	585,227
4.00%, 12/01/2046 (Callable 05/02/2024) (a)(c)	4,000,000	3,996,511
4.00%, 12/01/2046 (Callable 05/02/2024) (a)(c)	3,000,000	2,997,383
5.00%, 04/01/2048 (Callable 04/01/2033)	800,000	845,520
5.13%, 10/01/2048 (Callable 10/01/2033)	700,000	741,117
4.50%, 04/01/2053 (Callable 04/01/2033)	350,000	350,605
5.00%, 04/01/2053 (Callable 04/01/2033)	800,000	838,603
Louisiana Public Facilities Authority
5.00%, 10/01/2024 (d)	180,000	179,384
5.25%, 10/01/2031 (d)	2,105,000	2,360,080
5.25%, 10/01/2033 (d)	2,000,000	2,284,537
6.75%, 10/01/2053 (Callable 07/03/2028) (a)(b)(c)	2,500,000	2,660,577
Louisiana State University & Agricultural & Mechanical College, 5.00%, 07/01/2028 (Callable 07/01/2026)	4,200,000	4,345,312
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2028 (Callable 10/01/2027)	660,000	638,988
Parish of St John the Baptist LA
5.00%, 03/01/2031 (Callable 03/01/2029)	385,000	419,189
5.00%, 03/01/2032 (Callable 03/01/2029)	500,000	543,530
Parish of Terrebonne LA Sales & Use Tax Revenue, 0.00%, 04/01/2034 (e)	715,000	501,314
Plaquemines Port Harbor & Terminal District, 4.00%, 03/15/2025 (d)	5,000,000	4,989,236
St Tammany Parish Hospital Service District No 1
5.00%, 07/01/2036 (Callable 07/01/2028)	1,745,000	1,846,563
5.00%, 07/01/2038 (Callable 07/01/2028)	855,000	892,947
Tangipahoa Parish School Board Sales & Use Tax Revenue, 4.00%, 03/01/2041 (Callable 03/01/2031)	500,000	502,362
		45,402,229
Maine - 0.3%
City of Lewiston ME
1.38%, 02/15/2033 (Callable 02/15/2028)	1,000,000	790,546
1.63%, 02/15/2036 (Callable 02/15/2028)	1,435,000	1,076,048
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2037 (Callable 07/01/2029)	255,000	257,272
5.00%, 07/01/2038 (Callable 07/01/2030)	1,530,000	1,624,554
5.00%, 07/01/2046 (Callable 07/01/2026)	250,000	227,415
Maine State Housing Authority
3.63%, 11/15/2039 (Callable 11/15/2024)	2,255,000	2,164,047
3.50%, 11/15/2045 (Callable 05/15/2025)	5,000	4,978
4.00%, 11/15/2045 (Callable 11/15/2025)	15,000	14,960
3.50%, 11/15/2047 (Callable 11/15/2026)	230,000	227,049
4.00%, 11/15/2049 (Callable 05/15/2028)	205,000	203,302
4.00%, 11/15/2050 (Callable 05/15/2029)	595,000	590,095
5.00%, 11/15/2052 (Callable 11/15/2031)	3,695,000	3,789,163
5.00%, 11/15/2052 (Callable 11/15/2031)	1,440,000	1,476,240
		12,445,669
Maryland - 1.8%
County of Baltimore MD, 4.00%, 09/01/2036 (Callable 09/01/2031)	135,000	140,404
Howard County Housing Commission
4.13%, 12/01/2043 (Callable 12/01/2033)	1,500,000	1,452,608
5.00%, 12/01/2043 (Callable 12/01/2033)	2,500,000	2,652,148
Maryland Community Development Administration
3.25%, 08/01/2024	5,970,000	5,915,506
4.05%, 10/01/2024	4,000,000	3,986,438
4.60%, 12/01/2024	10,000,000	9,933,475
3.85%, 03/01/2025	5,000,000	4,954,798
4.70%, 03/01/2046 (Callable 03/01/2031)	2,250,000	2,268,517
3.50%, 03/01/2050 (Callable 03/01/2029)	700,000	686,514
5.00%, 09/01/2052 (Callable 03/01/2031)	7,265,000	7,456,836
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2028	300,000	310,567
5.00%, 07/01/2028	370,000	392,640
4.00%, 01/01/2029	980,000	983,381
5.00%, 01/01/2029	290,000	303,449
5.00%, 01/01/2030	185,000	195,588
5.00%, 07/01/2045 (Callable 01/01/2027) (a)	780,000	811,943
Montgomery County Housing Opportunities Commission, 5.00%, 01/01/2043 (Callable 01/01/2034)	1,000,000	1,088,743
Washington Suburban Sanitary Commission, 4.00%, 06/01/2024 (Callable 04/01/2024) (a)	3,000,000	3,000,000
		46,533,555
Massachusetts - 0.5%
Commonwealth of Massachusetts, 4.00%, 04/01/2042 (Callable 04/01/2025)	30,000	29,605
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026) (e)	5,800,000	4,623,581
Massachusetts Development Finance Agency
5.00%, 10/01/2025	575,000	585,174
5.00%, 01/01/2031 (Callable 01/01/2027)	475,000	490,949
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 01/01/2025) (c)	2,000,000	2,010,543
Massachusetts Housing Finance Agency
3.30%, 12/01/2026 (Callable 06/01/2025)	1,000,000	990,832
3.35%, 06/01/2027 (Callable 12/01/2025)	2,600,000	2,581,975
4.00%, 12/01/2028 (Callable 04/22/2024)	1,000,000	1,000,096
3.50%, 06/01/2042 (Callable 06/01/2025)	580,000	575,069
4.50%, 12/01/2048 (Callable 12/01/2027)	895,000	894,423
4.00%, 06/01/2049 (Callable 12/01/2028)	490,000	485,971
5.00%, 06/01/2050 (Callable 06/01/2032)	1,740,000	1,784,937
		16,053,155
Michigan - 3.2%
Allegan Public School District
5.00%, 05/01/2035 (Callable 05/01/2033)	900,000	1,047,157
5.00%, 05/01/2036 (Callable 05/01/2033)	935,000	1,079,236
5.00%, 05/01/2037 (Callable 05/01/2033)	725,000	828,440
5.00%, 05/01/2038 (Callable 05/01/2033)	1,025,000	1,150,998
5.00%, 05/01/2039 (Callable 05/01/2033)	1,075,000	1,190,998
Berkley School District
5.25%, 05/01/2044 (Callable 05/01/2033)	875,000	972,490
5.25%, 05/01/2048 (Callable 05/01/2033)	700,000	767,980
City of Detroit MI
5.25%, 05/01/2028	275,000	289,496
5.25%, 05/01/2029	685,000	731,674
5.25%, 05/01/2030	680,000	734,137
5.25%, 05/01/2031	575,000	627,374
5.25%, 05/01/2032	600,000	660,935
5.25%, 05/01/2033	550,000	611,455
6.00%, 05/01/2039 (Callable 05/01/2033)	500,000	568,877
Clio Area School District
4.00%, 05/01/2038 (Callable 05/01/2032)	635,000	657,772
4.00%, 05/01/2040 (Callable 05/01/2032)	885,000	906,047
4.00%, 05/01/2041 (Callable 05/01/2032)	895,000	911,197
4.00%, 05/01/2042 (Callable 05/01/2032)	885,000	895,105
Coopersville Area Public Schools
4.00%, 05/01/2039 (Callable 05/01/2032)	300,000	305,271
4.50%, 05/01/2041 (Callable 05/01/2032)	310,000	323,474
4.50%, 05/01/2043 (Callable 05/01/2032)	300,000	310,580
Detroit City School District, 5.25%, 05/01/2025	525,000	530,555
Eastern Michigan University, 4.00%, 03/01/2034 (Callable 03/01/2027)	985,000	1,005,107
Flat Rock Community School District
5.00%, 05/01/2036 (Callable 05/01/2032)	670,000	764,857
5.00%, 05/01/2037 (Callable 05/01/2032)	725,000	819,445
5.00%, 05/01/2038 (Callable 05/01/2032)	575,000	643,657
5.00%, 05/01/2039 (Callable 05/01/2032)	805,000	895,634
5.00%, 05/01/2041 (Callable 05/01/2032)	1,385,000	1,515,994
5.00%, 05/01/2044 (Callable 05/01/2032)	1,485,000	1,603,315
Fraser Public School District, 5.00%, 05/01/2048 (Callable 05/01/2033)	1,000,000	1,068,764
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	5,000,000	5,163,938
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2045 (Callable 07/01/2030)	1,740,000	1,870,384
5.00%, 07/01/2046 (Callable 07/01/2026)	2,000,000	2,039,010
Howell Public Schools, 5.00%, 05/01/2025	730,000	742,107
Michigan Finance Authority
5.00%, 07/01/2025 (Callable 07/01/2024)	1,000,000	1,000,990
5.00%, 11/01/2025	885,000	899,729
5.25%, 02/01/2027	1,540,000	1,549,185
5.00%, 11/15/2027 (Callable 11/15/2026)	1,055,000	1,096,456
5.00%, 11/01/2028	1,025,000	1,040,806
4.00%, 02/01/2029 (Callable 02/01/2027)	535,000	509,789
5.00%, 09/01/2029	400,000	424,264
4.50%, 10/01/2029 (Callable 10/01/2024)	6,900,000	6,914,268
5.00%, 09/01/2030 (Callable 03/01/2030)	440,000	469,636
5.25%, 02/01/2032 (Callable 02/01/2027)	590,000	599,285
5.00%, 07/01/2032 (Callable 07/01/2024)	5,000,000	5,012,589
5.00%, 05/15/2034 (Callable 05/15/2025)	2,500,000	2,536,602
5.00%, 07/01/2034 (Callable 07/01/2025)	2,000,000	2,018,205
5.00%, 12/01/2035 (Callable 12/01/2027)	1,000,000	1,051,613
5.00%, 10/01/2039 (Callable 10/01/2024)	3,135,000	3,143,280
5.25%, 02/29/2040 (Callable 02/28/2034)	500,000	554,710
5.25%, 02/28/2041 (Callable 02/28/2034)	500,000	551,078
5.00%, 11/15/2041 (Callable 11/15/2026)	1,500,000	1,536,145
5.25%, 02/28/2042 (Callable 02/28/2034)	500,000	548,183
5.00%, 07/01/2044 (Callable 07/01/2024)	3,910,000	3,912,737
6.75%, 07/01/2044 (Callable 07/01/2024) (b)	2,735,000	2,754,257
5.00%, 11/15/2044 (Callable 05/16/2026) (a)	4,950,000	5,102,149
Michigan State Building Authority, 3.74%, 04/15/2058 (Callable 04/01/2024) (a)	2,000,000	2,000,000
Michigan State Hospital Finance Authority, 4.00%, 11/15/2047 (Callable 11/15/2026)	595,000	571,148
Michigan State Housing Development Authority
3.25%, 10/01/2037 (Callable 10/01/2025)	1,745,000	1,574,735
4.25%, 06/01/2049 (Callable 12/01/2027)	1,035,000	1,030,782
4.25%, 12/01/2049 (Callable 06/01/2028)	1,050,000	1,046,473
4.65%, 12/01/2049 (Callable 06/01/2033)	2,450,000	2,437,437
3.50%, 12/01/2050 (Callable 06/01/2029)	3,765,000	3,689,825
5.00%, 06/01/2053 (Callable 12/01/2031)	2,700,000	2,775,970
5.50%, 06/01/2053 (Callable 12/01/2031)	2,405,000	2,518,782
5.75%, 06/01/2054 (Callable 12/01/2032)	5,000,000	5,337,011
6.00%, 06/01/2054 (Callable 06/01/2033)	6,500,000	7,082,427
Michigan Strategic Fund, 1.80%, 10/01/2049 (a)(c)	1,000,000	986,160
Pinckney Community Schools, 5.00%, 05/01/2035 (Callable 05/01/2026)	1,500,000	1,535,792
Rochester Community School District, 5.00%, 05/01/2035 (Callable 05/01/2026)	550,000	565,901
Rockford Public Schools
5.00%, 05/01/2036 (Callable 05/01/2033)	1,000,000	1,151,692
5.00%, 05/01/2037 (Callable 05/01/2033)	800,000	911,433
5.00%, 05/01/2040 (Callable 05/01/2033)	1,230,000	1,372,576
Romeo Community School District, 5.00%, 05/01/2029 (Callable 05/01/2026)	1,000,000	1,035,828
Swartz Creek Community Schools, 5.00%, 05/01/2039 (Callable 05/01/2029)	815,000	872,418
Thornapple Kellogg School District, 5.00%, 05/01/2036 (Callable 05/01/2033)	1,320,000	1,496,082
Wayne County Airport Authority, 5.00%, 12/01/2031 (Callable 12/01/2027)	390,000	414,957
Wayne State University, 5.00%, 11/15/2030 (Callable 11/15/2025)	1,025,000	1,046,202
Western Michigan University
5.00%, 11/15/2029 (Callable 05/15/2025)	250,000	253,840
5.00%, 11/15/2038 (Callable 05/15/2031)	375,000	411,576
5.00%, 11/15/2039 (Callable 05/15/2031)	400,000	438,797
5.00%, 11/15/2040 (Callable 05/15/2031)	420,000	458,068
		120,475,328
Minnesota - 1.3%
City of Maple Grove MN
5.00%, 05/01/2027	200,000	206,516
5.00%, 05/01/2031 (Callable 05/01/2027)	525,000	543,265
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 11/15/2028)	2,240,000	2,349,063
5.00%, 11/15/2034 (Callable 11/15/2025)	680,000	694,510
4.00%, 11/15/2036 (Callable 11/15/2031)	1,090,000	1,127,896
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	8,000,000	8,061,074
County of Washington MN, 2.25%, 02/01/2034 (Callable 02/01/2028)	1,525,000	1,323,667
Duluth Economic Development Authority
5.00%, 06/15/2027	300,000	309,082
5.00%, 06/15/2028	450,000	469,148
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class A, 4.62%, 08/25/2041 (Callable 08/25/2041) (a)	4,500,000	4,587,983
Forest Lake Independent School District No 831, 3.13%, 02/01/2039 (Callable 02/01/2026)	175,000	162,146
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2028	1,115,000	1,145,231
5.00%, 11/15/2029 (Callable 11/15/2027)	705,000	738,509
5.00%, 12/01/2030	300,000	308,884
5.00%, 11/15/2034 (Callable 11/15/2027)	1,900,000	1,985,585
5.00%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,616,144
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2039 (Callable 10/01/2030)	2,040,000	2,216,498
4.00%, 10/01/2040 (Callable 10/01/2030)	1,030,000	1,030,449
4.13%, 10/01/2041 (Callable 10/01/2030)	1,000,000	1,003,306
4.13%, 10/01/2042 (Callable 10/01/2030)	1,000,000	997,335
5.00%, 10/01/2053 (Callable 04/01/2029) (a)	2,000,000	2,150,789
Minnesota Housing Finance Agency
3.30%, 02/01/2025 (Callable 08/01/2024)	2,000,000	1,982,999
3.80%, 02/01/2025 (Callable 08/01/2024)	2,040,000	2,034,611
3.60%, 07/01/2033 (Callable 05/02/2024)	460,000	453,016
3.10%, 07/01/2035 (Callable 07/01/2025)	1,485,000	1,394,154
4.00%, 01/01/2038 (Callable 05/02/2024)	145,000	144,137
4.00%, 08/01/2040 (Callable 08/01/2033)	1,000,000	988,501
4.00%, 01/01/2047 (Callable 01/01/2026)	125,000	124,166
3.75%, 01/01/2050 (Callable 01/01/2029)	1,665,000	1,641,016
3.50%, 07/01/2050 (Callable 07/01/2029)	2,215,000	2,170,645
5.75%, 07/01/2053 (Callable 01/01/2033)	2,975,000	3,166,075
Plymouth Intermediate District No. 287, 4.00%, 02/01/2028 (Callable 02/01/2027)	350,000	358,409
St Paul Port Authority
4.00%, 10/01/2041 (Callable 10/01/2027)	400,000	382,604
4.75%, 10/01/2043 (Callable 10/01/2033)	1,000,000	1,030,276
Zumbro Education District
4.00%, 02/01/2029	350,000	347,829
4.00%, 02/01/2038 (Callable 02/01/2031)	385,000	365,118
		49,610,636
Mississippi - 1.4%
Biloxi Public School District, 5.00%, 04/01/2026	500,000	514,007
City of Gluckstadt MS
6.00%, 06/01/2025	100,000	101,858
6.00%, 06/01/2027	285,000	299,369
6.00%, 06/01/2029 (Callable 06/01/2028)	370,000	396,816
6.00%, 06/01/2031 (Callable 06/01/2028)	405,000	435,241
6.00%, 06/01/2032 (Callable 06/01/2028)	100,000	107,438
5.00%, 06/01/2034 (Callable 06/01/2028)	100,000	103,898
5.00%, 06/01/2035 (Callable 06/01/2028)	490,000	508,187
City of Gulfport MS
5.00%, 07/01/2024	485,000	485,549
5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	502,419
City of Louisville MS
4.50%, 09/01/2033 (Callable 09/01/2029)	280,000	290,928
4.50%, 09/01/2034 (Callable 09/01/2029)	300,000	311,367
City of Pearl MS
5.50%, 09/01/2028	310,000	335,608
5.50%, 09/01/2029	325,000	358,128
City of Ridgeland MS
3.00%, 10/01/2025	1,000,000	983,993
3.00%, 10/01/2026	1,100,000	1,067,985
3.00%, 10/01/2028 (Callable 10/01/2027)	690,000	655,349
County of Lowndes MS, 2.65%, 04/01/2037 (a)	2,545,000	2,464,225
County of Warren MS
6.00%, 09/01/2042 (Callable 09/01/2033)	610,000	706,243
6.00%, 09/01/2043 (Callable 09/01/2033)	550,000	634,346
6.00%, 09/01/2048 (Callable 09/01/2033)	3,000,000	3,412,969
6.00%, 09/01/2053 (Callable 09/01/2033)	2,070,000	2,332,086
Medical Center Educational Building Corp.
5.00%, 06/01/2042 (Callable 06/01/2027)	500,000	516,396
4.00%, 06/01/2048 (Callable 06/01/2033)	1,500,000	1,439,960
Mississippi Business Finance Corp., 3.20%, 09/01/2028 (Callable 05/02/2024)	2,100,000	2,079,926
Mississippi Development Bank
5.00%, 06/01/2024	510,000	510,764
5.00%, 11/01/2027	560,000	560,939
5.00%, 09/01/2029	1,900,000	1,992,469
5.00%, 09/01/2030	865,000	914,405
5.25%, 03/01/2034 (Callable 03/01/2028)	490,000	511,570
4.00%, 07/01/2034 (Callable 07/01/2031)	285,000	290,863
4.00%, 07/01/2035 (Callable 07/01/2031)	405,000	413,811
4.00%, 03/01/2036 (Callable 03/01/2028)	300,000	304,671
4.00%, 07/01/2036 (Callable 07/01/2031)	250,000	252,947
5.50%, 03/01/2038 (Callable 03/01/2029)	265,000	286,067
4.00%, 07/01/2038 (Callable 07/01/2031)	245,000	245,248
4.00%, 04/01/2039 (Callable 04/01/2033)	1,345,000	1,364,088
4.00%, 07/01/2039 (Callable 07/01/2031)	390,000	386,806
5.00%, 04/01/2042 (Callable 04/01/2034)	475,000	528,981
4.00%, 04/01/2044 (Callable 04/01/2034)	900,000	887,229
5.25%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,363,864
5.00%, 03/01/2048 (Callable 03/01/2029)	1,570,000	1,616,550
5.00%, 05/01/2049 (Callable 05/01/2034)	3,000,000	3,209,226
5.00%, 05/01/2052 (Callable 05/01/2034)	3,000,000	3,192,794
Mississippi Home Corp.
3.38%, 12/01/2034 (Callable 06/01/2028)	3,000,000	2,924,735
4.38%, 12/01/2044 (Callable 12/01/2032)	2,000,000	2,011,414
4.05%, 12/01/2047 (Callable 06/01/2031)	500,000	475,657
4.55%, 12/01/2049 (Callable 12/01/2032)	2,000,000	2,002,036
Mississippi Hospital Equipment & Facilities Authority, 5.00%, 10/01/2034 (Callable 10/01/2029)	725,000	783,708
Mississippi State University Educational Building Corp., 4.00%, 08/01/2049 (Callable 08/01/2034)	1,350,000	1,315,358
Natchez-Adams School District, 5.00%, 02/01/2030	645,000	706,541
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2028 (Callable 10/15/2025)	1,260,000	1,284,506
5.00%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,014,363
5.00%, 10/15/2035 (Callable 10/15/2028)	4,000,000	4,186,558
Sunflower County Consolidated School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,620,000	1,598,490
University of Mississippi Educational Building Corp.
5.00%, 10/01/2047 (Callable 10/01/2032)	800,000	857,040
4.50%, 10/01/2052 (Callable 10/01/2032)	1,000,000	1,007,511
University of Southern Mississippi/The, 5.00%, 09/01/2035 (Callable 09/01/2026)	535,000	556,259
Vicksburg Warren School District, 5.00%, 03/01/2029	150,000	158,164
		60,759,923
Missouri - 1.6%
Caldwell County School District No R-II Hamilton, 5.00%, 04/15/2038 (Callable 04/15/2026)	820,000	833,511
Cape Girardeau County Industrial Development Authority, 5.00%, 06/01/2024	825,000	826,032
Center School District No 58/MO, 4.00%, 04/15/2031 (Callable 04/15/2027)	170,000	173,438
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	11,100,000	11,096,753
City of St Charles MO, 4.00%, 02/01/2026	500,000	505,552
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	425,000	453,150
Fort Zumwalt School District, 5.25%, 03/01/2042 (Callable 03/01/2030)	1,730,000	1,880,867
Health & Educational Facilities Authority of the State of Missouri
5.00%, 08/01/2024	330,000	329,328
5.00%, 02/01/2025 (Callable 05/02/2024)	45,000	45,004
5.00%, 09/01/2025	680,000	683,703
5.00%, 09/01/2026	410,000	413,166
5.00%, 09/01/2027	280,000	283,958
5.00%, 11/15/2027 (Callable 11/15/2025)	585,000	593,808
5.00%, 02/01/2034 (Callable 04/22/2024)	950,000	966,819
5.00%, 02/01/2035 (Callable 05/02/2024)	535,000	535,124
5.00%, 02/15/2035 (Callable 02/15/2029)	615,000	658,885
5.00%, 11/15/2035 (Callable 11/15/2025)	1,950,000	1,976,692
5.00%, 02/15/2036 (Callable 02/15/2029)	425,000	453,219
Jackson County School District No R-IV Blue Springs
6.00%, 03/01/2038 (Callable 03/01/2029)	1,005,000	1,147,917
5.50%, 03/01/2044 (Callable 03/01/2034)	2,280,000	2,664,400
Jefferson County Consolidated School District No 6/MO
3.00%, 03/01/2034 (Callable 03/01/2028)	700,000	688,898
3.00%, 03/01/2039 (Callable 03/01/2028)	1,300,000	1,155,863
Kansas City Industrial Development Authority, 4.00%, 03/01/2035 (Callable 03/01/2030)	455,000	467,277
Marshall School District/MO
5.00%, 03/01/2036 (Callable 03/01/2033)	745,000	840,374
5.00%, 03/01/2037 (Callable 03/01/2033)	840,000	939,618
Meramec Valley School District No R-III
3.00%, 03/01/2037 (Callable 03/01/2028)	360,000	336,547
3.00%, 03/01/2038 (Callable 03/01/2028)	500,000	455,334
Missouri Housing Development Commission
3.95%, 11/01/2040 (Callable 05/01/2025)	40,000	39,141
3.25%, 11/01/2052 (Callable 11/01/2030)	4,115,000	3,996,534
Missouri Joint Municipal Electric Utility Commission, 5.00%, 12/01/2040 (Callable 06/01/2026)	1,040,000	1,056,148
Missouri Southern State University
4.00%, 10/01/2035 (Callable 10/01/2029)	100,000	102,629
4.00%, 10/01/2036 (Callable 10/01/2029)	110,000	112,693
4.00%, 10/01/2039 (Callable 10/01/2029)	110,000	110,191
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033 (Callable 06/12/2027)	5,000,000	4,499,483
Normandy Schools Collaborative
3.00%, 03/01/2036 (Callable 03/01/2028)	1,525,000	1,435,556
3.00%, 03/01/2037 (Callable 03/01/2028)	1,325,000	1,222,046
Northwest Missouri State University
5.00%, 06/01/2027	560,000	584,125
5.00%, 06/01/2028	1,595,000	1,689,134
5.00%, 06/01/2029	500,000	536,650
Pattonville R-3 School District, 5.25%, 03/01/2042 (Callable 03/01/2031)	2,000,000	2,212,144
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2028 (Callable 12/01/2026)	4,000,000	4,088,287
3.88%, 10/01/2035 (Callable 10/01/2029)	290,000	262,916
5.00%, 04/01/2038 (Callable 04/01/2027)	1,540,000	1,588,662
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,330,000	1,400,996
University City Industrial Development Authority, 4.88%, 06/15/2036 (Callable 06/15/2033)	2,400,000	2,448,645
		58,791,217
Montana - 0.9%
City of Forsyth MT
3.88%, 07/01/2028 (Callable 04/02/2028)	1,600,000	1,622,012
3.90%, 03/01/2031 (Callable 05/02/2024) (a)	7,395,000	7,170,175
3.88%, 10/01/2032	3,000,000	2,985,800
Judith Basin County K-12 School District No 12 Stanford
5.00%, 07/01/2041 (Callable 07/01/2033)	465,000	509,744
5.00%, 07/01/2043 (Callable 07/01/2033)	300,000	326,219
5.25%, 07/01/2048 (Callable 07/01/2033)	450,000	494,449
Montana Board of Housing
3.50%, 08/01/2025 (Callable 08/01/2024) (a)	3,385,000	3,372,577
3.60%, 12/01/2030 (Callable 04/22/2024)	290,000	289,457
3.75%, 12/01/2038 (Callable 12/01/2027)	290,000	281,596
4.00%, 06/01/2049 (Callable 12/01/2027)	795,000	788,729
3.00%, 06/01/2052 (Callable 06/01/2031)	1,870,000	1,802,596
6.00%, 12/01/2053 (Callable 12/01/2032)	2,110,000	2,276,706
6.25%, 06/01/2054 (Callable 12/01/2032)	1,710,000	1,868,488
Montana Facility Finance Authority
5.00%, 06/01/2026 (Callable 12/01/2024)	765,000	770,679
5.00%, 06/01/2029 (Callable 12/01/2024)	715,000	721,046
5.00%, 06/01/2033 (Callable 06/01/2028)	310,000	327,182
4.00%, 01/01/2037 (Callable 01/01/2030)	700,000	714,533
Yellowstone and Carbon Counties School District No 7-70 Laurel, 5.00%, 07/01/2027	740,000	783,858
		27,105,846
Nebraska - 0.8%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	7,200,000	7,614,332
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	3,000,000	2,459,955
County of Douglas NE, 5.00%, 07/01/2036 (Callable 07/01/2027)	200,000	209,928
Douglas County Hospital Authority No 2, 5.00%, 05/15/2029 (Callable 05/15/2024)	2,125,000	2,126,740
Nebraska Investment Finance Authority
3.50%, 09/01/2036 (Callable 03/01/2025)	275,000	262,762
3.50%, 09/01/2046 (Callable 03/01/2025)	65,000	64,111
5.50%, 03/01/2052 (Callable 03/01/2032)	4,580,000	4,806,755
Omaha Airport Authority, 5.00%, 12/15/2028 (Callable 12/15/2026) (c)	550,000	568,602
Papio-Missouri River Natural Resource District, 3.00%, 12/01/2032 (Callable 10/12/2026)	385,000	369,102
Village of Boys Town NE, 3.00%, 09/01/2028	2,125,000	2,119,323
		20,601,610
Nevada - 0.3%
Carson City NV
5.00%, 09/01/2031 (Callable 09/01/2027)	505,000	523,584
5.00%, 09/01/2033 (Callable 09/01/2027)	520,000	538,243
Clark County School District, 5.00%, 06/15/2032 (Callable 06/15/2027)	450,000	474,283
County of Clark NV, 3.75%, 01/01/2036 (a)	1,500,000	1,489,891
County of Washoe NV
3.63%, 03/01/2036 (a)	4,015,000	4,045,987
3.63%, 03/01/2036 (a)	1,000,000	1,006,721
Henderson Public Improvement Trust/NV, 5.50%, 01/01/2044 (Callable 07/01/2024)	1,000,000	1,003,835
Las Vegas Redevelopment Agency
5.00%, 06/15/2027 (Callable 06/15/2026)	1,210,000	1,237,717
5.00%, 06/15/2029 (Callable 06/15/2026)	200,000	204,357
3.00%, 06/15/2032 (Callable 06/15/2026)	1,000,000	924,003
Nevada Housing Division
5.00%, 12/01/2025 (Callable 12/01/2024) (a)	2,725,000	2,736,350
4.00%, 04/01/2049 (Callable 10/01/2028)	1,210,000	1,200,038
4.00%, 10/01/2049 (Callable 10/01/2028)	245,000	242,980
State of Nevada, 5.00%, 06/01/2033 (Callable 06/05/2024)	300,000	300,571
		15,928,560
New Hampshire - 0.4%
New Hampshire Business Finance Authority
4.00%, 10/20/2036	2,942,991	2,794,857
4.00%, 12/01/2040 (Callable 06/01/2033)	630,000	630,082
New Hampshire Health and Education Facilities Authority Act, 5.00%, 10/01/2032 (Callable 10/01/2027)	275,000	290,265
New Hampshire Housing Finance Authority, 6.00%, 01/01/2055 (Callable 07/01/2032)	5,000,000	5,378,753
		9,093,957
New Jersey - 2.6%
Atlantic City Board of Education, 3.40%, 08/15/2027 (b)	3,293,000	3,288,529
Camden County Improvement Authority/The, 5.00%, 03/01/2027 (Callable 03/01/2026) (a)	3,000,000	3,066,544
Gloucester County Improvement Authority/The
4.00%, 02/27/2025 (Callable 12/01/2024)	2,450,000	2,457,182
5.00%, 07/01/2044 (Callable 01/01/2032)	855,000	931,678
5.00%, 07/01/2049 (Callable 01/01/2032)	4,000,000	4,271,603
Industrial Pollution Control Financing Authority of Gloucester County/The, 5.00%, 12/01/2024 (c)	455,000	455,134
New Jersey Economic Development Authority
4.00%, 11/01/2027	1,100,000	1,131,248
3.13%, 07/01/2029 (Callable 07/01/2027)	90,000	86,071
New Jersey Educational Facilities Authority, 5.00%, 07/01/2026 (Callable 07/01/2024)	115,000	115,330
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2043 (Callable 05/02/2024) (a)	2,250,000	2,255,508
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2025 (c)	1,850,000	1,883,568
5.00%, 12/01/2027 (c)	375,000	389,364
New Jersey Housing & Mortgage Finance Agency
3.13%, 02/01/2025 (Callable 04/22/2024) (a)	2,300,000	2,282,706
4.50%, 10/01/2048 (Callable 10/01/2027)	1,340,000	1,342,571
4.75%, 10/01/2050 (Callable 04/01/2028)	255,000	256,561
5.00%, 10/01/2053 (Callable 04/01/2031)	2,420,000	2,486,697
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2024 (e)	4,220,000	4,112,156
0.00%, 12/15/2026 (e)	6,410,000	5,859,278
0.00%, 12/15/2027 (e)	3,015,000	2,689,206
5.00%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,514,938
0.00%, 12/15/2029 (e)	2,530,000	2,128,734
5.00%, 06/15/2034 (Callable 12/15/2028)	900,000	973,544
4.00%, 06/15/2035 (Callable 12/15/2030)	1,455,000	1,513,462
4.00%, 12/15/2037 (Callable 12/15/2028)	500,000	509,784
0.00%, 12/15/2038 (e)	5,145,000	2,958,371
5.00%, 06/15/2044 (Callable 06/15/2024)	370,000	370,390
New Jersey Turnpike Authority
5.00%, 01/01/2027 (i)	2,500,000	2,610,762
5.00%, 01/01/2028 (i)	8,000,000	8,509,470
Newark Housing Authority, 5.00%, 01/01/2032	525,000	572,090
South Jersey Port Corp., 5.00%, 01/01/2025 (c)	1,500,000	1,507,798
South Jersey Transportation Authority, 5.00%, 11/01/2041 (Callable 11/01/2030)	2,350,000	2,517,307
Tender Option Bond Trust Receipts/Certificates, 3.84%, 12/15/2028 (a)(b)	5,475,000	5,475,000
		70,522,584
New Mexico - 0.5%
Loving Municipal School District No 10
5.00%, 09/15/2025	500,000	512,061
5.00%, 09/15/2026	500,000	521,681
New Mexico Institute of Mining & Technology
4.00%, 12/01/2028	300,000	309,719
4.00%, 12/01/2029	335,000	345,228
New Mexico Mortgage Finance Authority
3.50%, 09/01/2041 (Callable 03/01/2026)	460,000	420,292
5.00%, 02/01/2042 (Callable 10/01/2024) (a)	2,458,000	2,468,038
5.00%, 02/01/2042 (Callable 04/01/2025) (a)	2,000,000	2,020,159
3.70%, 09/01/2042 (Callable 03/01/2027)	1,485,000	1,386,484
3.60%, 07/01/2044 (Callable 07/01/2028)	935,000	853,080
4.60%, 09/01/2049 (Callable 03/01/2033)	2,165,000	2,143,458
3.50%, 07/01/2050 (Callable 01/01/2029)	630,000	617,952
5.25%, 03/01/2053 (Callable 03/01/2032)	3,315,000	3,460,297
New Mexico State University, 4.00%, 04/01/2035 (Callable 04/01/2027)	520,000	527,415
Village of Los Ranchos de Albuquerque NM
4.00%, 09/01/2024	100,000	99,897
4.00%, 09/01/2025	150,000	150,580
5.00%, 09/01/2026	150,000	154,963
5.00%, 09/01/2030	125,000	137,710
		16,129,014
New York - 4.4%
Albany County Airport Authority, 5.00%, 12/15/2025 (c)	1,000,000	1,016,906
Albany County Capital Resource Corp., 3.10%, 07/01/2030	755,000	676,895
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	9,350,000	9,336,207
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 05/02/2024) (b)	1,597,500	1,553,582
City of Long Beach NY, 5.25%, 07/15/2042 (Callable 07/15/2030)	1,800,000	1,962,051
City of New York NY
4.25%, 04/01/2042 (Callable 04/01/2024) (a)	5,125,000	5,125,000
5.25%, 10/01/2043 (Callable 10/01/2032)	1,200,000	1,341,411
5.00%, 06/01/2044 (Callable 06/01/2025) (a)	2,000,000	2,028,463
Dutchess County Local Development Corp., 5.00%, 07/01/2027 (Callable 07/01/2026)	2,125,000	2,155,631
Huntington Local Development Corp., 4.00%, 07/01/2027	1,940,000	1,879,570
Metropolitan Transportation Authority, 4.00%, 11/15/2048 (Callable 05/15/2034)	1,000,000	954,671
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	4,962,850	4,993,275
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)	2,000,000	1,421,865
3.00%, 02/15/2048 (Callable 05/15/2024)	9,250,000	9,220,273
3.50%, 02/15/2048 (Callable 05/15/2024)	3,820,000	3,805,178
3.40%, 11/01/2062 (Callable 05/01/2025) (a)	6,280,000	6,211,525
New York City Transitional Finance Authority, 5.00%, 08/01/2034 (Callable 08/01/2026)	650,000	675,966
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,380,613
4.00%, 11/01/2038 (Callable 05/01/2031)	1,055,000	1,084,373
4.00%, 05/01/2039 (Callable 11/01/2030)	1,000,000	1,018,432
5.00%, 02/01/2041 (Callable 02/01/2025)	5,000,000	5,032,252
New York State Dormitory Authority
5.00%, 02/15/2031 (Callable 08/15/2027)	730,000	779,308
5.00%, 03/15/2040 (Callable 03/15/2029)	3,275,000	3,528,156
5.00%, 03/15/2041 (Callable 03/15/2029)	2,965,000	3,185,422
5.00%, 02/15/2048 (Callable 02/15/2030)	1,925,000	2,031,642
New York State Housing Finance Agency
0.70%, 11/01/2024 (Callable 04/22/2024)	5,000,000	4,853,359
1.60%, 11/01/2024 (Callable 04/22/2024)	4,480,000	4,412,188
0.65%, 11/01/2056 (Callable 04/22/2024) (a)	2,500,000	2,347,047
1.00%, 11/01/2061 (Callable 04/22/2024) (a)	1,825,000	1,668,848
3.60%, 11/01/2062 (Callable 06/01/2025) (a)	2,240,000	2,230,576
New York Transportation Development Corp.
5.00%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,377,211
5.50%, 06/30/2038 (Callable 06/30/2031) (c)	2,650,000	2,948,223
5.50%, 06/30/2041 (Callable 06/30/2031) (c)	1,700,000	1,868,111
Onondaga Civic Development Corp.
3.38%, 10/01/2026 (Callable 10/01/2025)	50,000	47,396
5.00%, 10/01/2040 (Callable 10/01/2025)	235,000	202,636
Port Authority of New York & New Jersey, 3.00%, 10/01/2028 (c)	5,000,000	4,825,471
St Lawrence County Industrial Development Agency, 5.00%, 07/01/2034 (Callable 07/01/2026)	345,000	358,985
Town of Byron NY, 4.50%, 04/03/2024 (Callable 02/02/2024)	2,224,000	2,223,967
Westchester County Local Development Corp.
2.88%, 07/01/2026 (b)	6,210,000	6,210,000
5.75%, 11/01/2048 (Callable 11/01/2033)	1,250,000	1,451,480
		109,424,165
North Carolina - 1.9%
Charlotte-Mecklenburg Hospital Authority/The, 5.00%, 01/15/2050 (a)	1,930,000	2,086,705
City of Monroe NC Enterprise System Revenue, 5.00%, 03/01/2043 (Callable 03/01/2027)	305,000	312,321
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,250,000	1,313,436
Inlivian
4.00%, 04/01/2025 (Callable 04/01/2024) (a)	5,000,000	5,000,000
5.00%, 06/01/2043 (Callable 12/01/2025) (a)	9,000,000	9,146,606
North Carolina Housing Finance Agency
4.20%, 07/01/2040 (Callable 07/01/2032)	2,000,000	2,004,157
4.00%, 07/01/2047 (Callable 01/01/2027)	250,000	248,032
3.75%, 07/01/2052 (Callable 01/01/2031)	3,335,000	3,282,892
5.75%, 01/01/2054 (Callable 07/01/2032)	1,995,000	2,124,937
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	1,090,000	1,103,691
North Carolina Turnpike Authority, 4.00%, 01/01/2041 (Callable 01/01/2029)	1,105,000	1,111,704
Raleigh Housing Authority, 5.00%, 10/01/2026 (a)	3,500,000	3,532,462
State of North Carolina, 3.00%, 05/01/2028 (Callable 05/02/2024)	5,000,000	4,939,130
University of North Carolina at Chapel Hill, 4.23% (SOFR + 0.65%), 12/01/2041 (Callable 12/01/2024)	5,000,000	5,003,653
		41,209,726
North Dakota - 1.5%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	9,500,000	9,497,968
City of Horace ND
3.25%, 08/01/2024 (Callable 05/02/2024)	285,000	284,544
4.00%, 01/01/2025 (Callable 04/22/2024)	2,500,000	2,494,471
3.00%, 05/01/2029 (Callable 05/01/2027)	430,000	393,415
3.00%, 05/01/2030 (Callable 05/01/2027)	425,000	385,049
3.00%, 05/01/2031 (Callable 05/01/2027)	380,000	339,855
5.00%, 05/01/2033 (Callable 05/01/2031)	630,000	667,534
5.25%, 05/01/2035 (Callable 05/01/2032)	3,300,000	3,532,625
3.00%, 05/01/2037 (Callable 05/01/2026)	2,495,000	2,028,669
5.00%, 05/01/2038 (Callable 05/01/2031)	2,645,000	2,713,090
5.00%, 05/01/2048 (Callable 05/01/2031)	250,000	245,426
6.00%, 05/01/2049 (Callable 05/01/2032)	3,000,000	3,169,748
City of Mayville ND, 3.75%, 08/01/2025 (Callable 05/02/2024)	3,500,000	3,407,145
City of Williston ND, 5.00%, 05/01/2028 (Callable 05/02/2024)	480,000	478,388
North Dakota Housing Finance Agency
3.00%, 07/01/2034 (Callable 07/01/2028)	90,000	84,497
3.65%, 07/01/2042 (Callable 01/01/2032)	500,000	463,990
3.50%, 07/01/2046 (Callable 01/01/2026)	145,000	142,888
4.00%, 01/01/2050 (Callable 07/01/2028)	715,000	709,154
5.75%, 01/01/2054 (Callable 07/01/2032)	3,840,000	4,091,198
State Board of Higher Education of the State of North Dakota
5.00%, 04/01/2028	100,000	106,907
4.00%, 04/01/2037 (Callable 04/01/2029)	400,000	404,599
Williston Parks & Recreation District, 4.50%, 03/01/2025 (Callable 04/17/2024)	1,700,000	1,681,189
		37,322,349
Ohio - 4.1%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2026	600,000	627,571
5.00%, 11/15/2032 (Callable 11/15/2030)	1,545,000	1,664,574
American Municipal Power, Inc., 4.63%, 04/12/2024	800,000	800,057
City of Akron OH Income Tax Revenue, 4.00%, 12/01/2032 (Callable 12/01/2029)	5,000	5,237
City of Kirtland OH, 4.50%, 04/17/2025	3,147,000	3,176,348
City of Middleburg Heights OH, 5.00%, 08/01/2033 (Callable 08/01/2031)	645,000	706,329
City of Troy OH, 3.00%, 12/01/2041 (Callable 06/01/2025)	355,000	302,004
Cleveland-Cuyahoga County Port Authority
5.00%, 07/01/2034 (Callable 07/01/2031)	400,000	451,854
5.00%, 07/01/2036 (Callable 07/01/2031)	600,000	672,049
4.00%, 07/01/2038 (Callable 07/01/2031)	500,000	510,452
5.00%, 08/01/2039 (Callable 08/01/2024)	2,260,000	2,263,830
Columbus Metropolitan Housing Authority, 1.00%, 11/01/2024 (Callable 04/17/2024)	600,000	589,911
Columbus-Franklin County Finance Authority
2.00%, 11/15/2031	710,000	630,074
3.82%, 11/15/2036 (Callable 05/02/2024)	395,000	395,059
4.00%, 11/15/2038 (Callable 05/02/2024)	315,000	307,386
Copley-Fairlawn City School District
5.00%, 12/01/2036 (Callable 06/01/2028)	375,000	403,082
5.00%, 12/01/2037 (Callable 06/01/2028)	300,000	320,230
5.00%, 12/01/2038 (Callable 06/01/2028)	260,000	276,780
5.00%, 12/01/2039 (Callable 06/01/2028)	430,000	456,740
5.00%, 12/01/2040 (Callable 06/01/2028)	275,000	291,197
County of Franklin OH, 3.70%, 12/01/2046 (a)	2,000,000	1,999,026
County of Lorain OH
5.00%, 12/01/2031 (Callable 05/02/2024)	480,000	480,306
3.00%, 12/01/2036 (Callable 12/01/2025)	400,000	377,407
County of Medina OH, 3.00%, 12/01/2037 (Callable 06/01/2026)	545,000	499,717
County of Montgomery OH
4.00%, 08/01/2037 (Callable 02/01/2031)	400,000	407,048
5.00%, 08/01/2039 (Callable 02/01/2031)	825,000	884,497
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	2,985,000	3,399,263
Cuyahoga Metropolitan Housing Authority
4.00%, 06/01/2026 (a)	3,012,000	3,008,160
4.75%, 12/01/2027 (a)	2,280,000	2,299,086
Euclid City School District, 4.00%, 12/01/2037 (Callable 06/01/2027)	160,000	161,521
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	4,210,000	3,607,454
Franklin County Convention Facilities Authority, 5.00%, 12/01/2032 (Callable 12/01/2029)	500,000	551,020
Hamilton County Convention Facilities Authority, 5.00%, 12/01/2026 (Callable 05/02/2024)	2,570,000	2,570,369
Hopewell-Loudon Local School District, 4.00%, 11/01/2036 (Callable 11/01/2026)	1,055,000	1,063,788
Licking Heights Local School District, 6.40%, 12/01/2028	705,000	760,610
Ohio Air Quality Development Authority
3.25%, 09/01/2029	1,000,000	954,359
4.00%, 09/01/2030 (a)	5,000,000	5,026,838
4.00%, 01/01/2034 (a)	2,000,000	1,990,111
2.40%, 12/01/2038 (Callable 10/01/2024) (a)	2,865,000	2,527,887
Ohio Higher Educational Facility Commission
5.00%, 03/01/2025	545,000	544,743
5.00%, 05/01/2026	200,000	206,985
5.00%, 05/01/2027 (Callable 05/01/2026)	610,000	628,802
5.00%, 05/01/2028 (Callable 05/01/2026)	475,000	489,802
Ohio Housing Finance Agency
4.05%, 02/01/2025 (a)	8,525,000	8,517,176
5.00%, 05/01/2025 (a)	2,340,000	2,340,360
3.35%, 07/01/2025 (a)	2,240,000	2,228,332
4.00%, 11/01/2025 (a)	4,300,000	4,282,677
5.00%, 08/01/2026 (Callable 08/01/2025) (a)	3,159,000	3,192,974
5.00%, 12/01/2026 (a)	1,665,000	1,689,837
3.20%, 09/01/2036 (Callable 09/01/2025)	585,000	540,447
2.90%, 09/01/2045 (Callable 03/01/2029)	6,510,000	5,123,310
4.00%, 03/01/2047 (Callable 09/01/2025)	85,000	84,325
Ohio Turnpike & Infrastructure Commission
5.70%, 02/15/2034 (Callable 02/15/2031) (d)	2,350,000	2,774,621
5.80%, 02/15/2036 (Callable 02/15/2031) (d)	410,000	483,384
Port of Greater Cincinnati Development Authority, 5.00%, 05/01/2025 (Callable 05/02/2024) (b)	13,000,000	12,926,632
State of Ohio
5.00%, 11/15/2035 (Callable 11/15/2030)	605,000	634,628
5.00%, 12/31/2035 (Callable 06/30/2025) (c)	7,865,000	7,896,824
4.00%, 11/15/2036 (Callable 11/15/2030)	635,000	615,755
3.90%, 01/15/2045 (Callable 04/01/2024) (a)	4,900,000	4,900,000
3.90%, 01/15/2045 (Callable 04/01/2024) (a)	2,270,000	2,270,000
Summit County Development Finance Authority, 5.50%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,066,298
Township of Miami OH/Montgomery County, 3.00%, 12/01/2033 (Callable 12/01/2029)	80,000	77,284
Triway Local School District, 4.00%, 12/01/2038 (Callable 12/01/2028)	1,580,000	1,591,324
Village of Bluffton OH
5.00%, 12/01/2026	1,890,000	1,943,511
5.00%, 12/01/2027	1,340,000	1,395,047
		115,864,309
Oklahoma - 1.2%
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)	6,095,000	7,068,883
Catoosa Industrial Authority, 4.00%, 10/01/2028 (Callable 10/01/2026)	20,000	20,000
Cleveland County Educational Facilities Authority, 5.00%, 06/01/2033	390,000	446,196
Creek County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2034)	1,000,000	1,120,862
Garfield County Educational Facilities Authority, 5.00%, 09/01/2029 (Callable 09/01/2026)	2,620,000	2,695,498
Muskogee Industrial Trust, 4.00%, 09/01/2033 (Callable 09/01/2029)	5,415,000	5,376,433
Oklahoma County Finance Authority
5.00%, 10/01/2037 (Callable 10/01/2034)	1,000,000	1,149,860
5.00%, 10/01/2038 (Callable 10/01/2034)	1,000,000	1,137,143
5.00%, 10/01/2039 (Callable 10/01/2034)	1,000,000	1,131,561
5.00%, 10/01/2040 (Callable 10/01/2034)	1,500,000	1,680,101
5.00%, 10/01/2041 (Callable 10/01/2034)	2,000,000	2,224,879
Oklahoma Housing Finance Agency
3.50%, 03/01/2031	200,000	197,804
3.70%, 09/01/2033 (Callable 03/01/2031)	350,000	347,830
3.75%, 09/01/2034 (Callable 03/01/2031)	395,000	390,102
3.00%, 09/01/2039 (Callable 03/01/2028)	130,000	112,490
5.00%, 03/01/2052 (Callable 03/01/2031)	2,815,000	2,887,965
6.50%, 09/01/2054 (Callable 09/01/2032)	1,250,000	1,410,915
Oklahoma Turnpike Authority
5.00%, 01/01/2037 (Callable 01/01/2026)	400,000	410,257
4.50%, 01/01/2053 (Callable 01/01/2032)	3,000,000	3,060,853
Pottawatomie County Facilities Authority, 4.00%, 09/01/2026	660,000	664,117
Tulsa County Independent School District No 3 Broken Arrow, 4.50%, 03/01/2025	2,800,000	2,825,181
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026 (i)	1,000,000	930,534
University of Oklahoma/The, 5.00%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,525,939
		38,815,403
Oregon - 0.4%
Clackamas Community College District, 5.00%, 06/15/2039 (Callable 06/15/2027) (d)	500,000	521,249
County of Crook OR
0.00%, 06/01/2032 (d)	1,045,000	988,718
0.00%, 06/01/2034 (Callable 06/01/2032) (d)	1,345,000	1,257,724
0.00%, 06/01/2035 (Callable 06/01/2032) (d)	1,510,000	1,410,956
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, 0.00%, 06/15/2031 (Callable 06/15/2029) (e)	110,000	83,506
Multnomah County School District No 40, 0.00%, 06/15/2035 (Callable 06/15/2033) (e)	1,000,000	655,433
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)	1,000,000	1,012,505
Oregon State Facilities Authority
5.00%, 10/01/2027	125,000	129,137
4.13%, 06/01/2052 (Callable 06/01/2032)	600,000	567,527
Salem Hospital Facility Authority
5.00%, 05/15/2024	120,000	120,014
5.00%, 05/15/2025	130,000	130,414
5.00%, 05/15/2026	135,000	136,126
5.00%, 05/15/2035 (Callable 05/15/2026)	500,000	516,534
State of Oregon Housing & Community Services Department
2.90%, 07/01/2043 (Callable 07/01/2027)	3,000,000	2,415,098
4.00%, 07/01/2051 (Callable 01/01/2031)	5,405,000	5,363,712
Umatilla County School District No. 6R, 5.00%, 06/15/2035 (Callable 06/15/2027) (d)	540,000	574,361
Yamhill County Hospital Authority, 2.13%, 11/15/2027 (Callable 04/22/2024)	8,000	7,737
		15,890,751
Pennsylvania - 3.2%
Allegheny County Higher Education Building Authority
5.00%, 09/01/2024	260,000	259,897
5.00%, 09/01/2025	450,000	451,290
5.00%, 09/01/2026	400,000	396,260
5.00%, 09/01/2027	500,000	495,548
Bloomsburg Area School District, 4.00%, 09/01/2030 (Callable 05/02/2024)	250,000	249,971
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475,000	449,142
5.00%, 07/01/2027	475,000	439,002
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,050,000	2,083,343
5.00%, 08/01/2045 (Callable 05/02/2024)	750,000	713,129
Chester County School Authority
5.00%, 04/01/2037 (Callable 04/01/2031)	650,000	717,232
5.00%, 04/01/2038 (Callable 04/01/2031)	1,000,000	1,093,796
City of Erie Higher Education Building Authority
5.00%, 05/01/2031	175,000	180,767
4.00%, 05/01/2036 (Callable 05/01/2031)	575,000	534,760
City of Oil City PA
4.00%, 12/01/2031 (Callable 12/01/2029)	100,000	104,468
4.00%, 12/01/2035 (Callable 12/01/2029)	275,000	283,648
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2025 (c)	3,000,000	3,038,233
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	4,395,000	4,857,412
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,670,000	1,679,343
Dallas Area Municipal Authority, 5.00%, 05/01/2029 (Callable 05/01/2024)	2,855,000	2,854,846
Dauphin County General Authority, 5.00%, 06/01/2029 (Callable 06/01/2026)	690,000	711,485
Delaware Valley Regional Finance Authority, 4.53% (1 mo. LIBOR US + 0.88%), 09/01/2048 (Callable 09/01/2024) (g)	1,000,000	999,863
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2025	225,000	226,482
Erie Parking Authority/The, 4.00%, 09/01/2038 (Callable 09/01/2030)	250,000	251,542
Hamburg Area School District
3.00%, 04/01/2034 (Callable 10/01/2026)	1,000,000	960,507
3.00%, 04/01/2036 (Callable 10/01/2026)	1,400,000	1,315,774
Indiana County Industrial Development Authority
5.00%, 05/01/2030	1,040,000	1,128,784
5.00%, 05/01/2032 (Callable 11/01/2031)	920,000	1,003,471
Lancaster County Convention Center Authority
4.00%, 05/01/2038 (Callable 05/01/2032)	1,645,000	1,698,016
4.38%, 05/01/2042 (Callable 05/01/2032)	1,000,000	1,012,888
Lancaster County Hospital Authority/PA
5.00%, 11/01/2037 (Callable 11/01/2029)	600,000	642,917
5.00%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,279,937
Latrobe Industrial Development Authority
5.00%, 03/01/2031	175,000	180,028
5.00%, 03/01/2032 (Callable 03/01/2031)	265,000	272,339
5.00%, 03/01/2033 (Callable 03/01/2031)	290,000	298,473
5.00%, 03/01/2034 (Callable 03/01/2031)	300,000	308,778
Lycoming County Authority, 4.00%, 11/01/2043 (a)	525,000	524,621
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2037 (Callable 09/01/2028)	1,000,000	1,047,707
Montgomery County Industrial Development Authority/PA
3.90%, 11/15/2029 (Callable 05/01/2024) (a)	865,000	865,000
4.10%, 04/01/2053 (a)	5,000,000	5,129,949
Old Forge School District, 4.00%, 05/01/2045 (Callable 05/01/2027)	530,000	518,816
Panther Valley School District, 4.00%, 10/15/2033 (Callable 10/15/2028)	185,000	190,054
Pennsylvania Economic Development Financing Authority
5.00%, 06/30/2030 (c)	1,245,000	1,358,754
3.50%, 12/01/2030 (a)	1,760,000	1,760,000
5.00%, 12/31/2030 (c)	1,000,000	1,097,643
4.00%, 11/15/2034 (Callable 11/15/2027)	1,000,000	1,017,497
5.50%, 06/30/2038 (Callable 12/31/2032) (c)	2,045,000	2,304,017
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2029	500,000	534,903
5.00%, 01/01/2029	100,000	106,981
5.00%, 01/01/2030	500,000	543,485
5.00%, 01/01/2030	155,000	168,480
5.00%, 01/01/2031	510,000	561,811
5.00%, 01/01/2031	160,000	176,254
5.00%, 01/01/2032	1,000,000	1,112,966
5.00%, 01/01/2033 (Callable 01/01/2032)	1,425,000	1,585,753
0.00%, 01/01/2034 (e)	3,410,000	2,376,152
0.00%, 01/01/2034 (e)	1,680,000	1,193,285
0.00%, 01/01/2039 (e)	3,640,000	2,023,260
4.25%, 01/01/2050 (Callable 01/01/2032)	2,305,000	2,244,967
Pennsylvania Higher Educational Facilities Authority
5.00%, 07/01/2035 (Callable 07/01/2026)	300,000	296,804
5.00%, 08/15/2042 (Callable 08/15/2027)	1,350,000	1,384,323
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	100,000	99,157
4.00%, 10/01/2049 (Callable 10/01/2028)	845,000	839,485
4.25%, 10/01/2052 (Callable 04/01/2032)	5,020,000	5,018,929
Pennsylvania Turnpike Commission
0.00%, 12/01/2037 (Callable 12/01/2035) (d)	385,000	365,476
4.75%, 12/01/2037 (Callable 12/01/2026) (d)	600,000	618,954
5.00%, 12/01/2038 (Callable 12/01/2028) (d)	2,480,000	2,648,794
6.38%, 12/01/2038 (Callable 12/01/2027) (d)	4,385,000	4,820,843
4.00%, 12/01/2039 (Callable 12/01/2031)	1,975,000	2,005,337
0.00%, 12/01/2040 (Callable 06/01/2029) (d)	795,000	833,146
Philadelphia Gas Works Co., 4.00%, 08/01/2039 (Callable 08/01/2030)	1,250,000	1,276,439
Ridley School District
4.00%, 09/15/2031 (Callable 03/15/2025)	830,000	833,963
4.00%, 11/15/2037 (Callable 11/15/2029)	325,000	327,809
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,067,348
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,067,348
5.00%, 11/15/2050 (Callable 05/15/2032)	2,150,000	2,260,112
School District of Philadelphia/The
5.00%, 09/01/2024	600,000	602,632
5.00%, 09/01/2032 (Callable 09/01/2025)	575,000	583,286
4.00%, 09/01/2037 (Callable 09/01/2029)	1,000,000	1,012,699
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2028 (Callable 12/15/2027)	500,000	530,825
5.00%, 02/01/2031	3,175,000	3,598,636
5.00%, 02/01/2034 (Callable 02/01/2032)	4,000,000	4,538,058
State Public School Building Authority
0.00%, 05/15/2027 (e)	160,000	142,177
0.00%, 05/15/2030 (e)	1,780,000	1,427,257
Township of Lower Paxton PA, 5.00%, 04/01/2049 (Callable 04/01/2032)	500,000	529,777
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	1,000,000	1,068,068
University Area Joint Authority
5.00%, 11/01/2037 (Callable 11/01/2029)	1,965,000	2,114,900
5.00%, 11/01/2038 (Callable 11/01/2029)	1,880,000	2,013,438
Upper Moreland Township School District, 5.00%, 10/01/2030 (Callable 04/01/2025)	250,000	253,583
Westmoreland County Industrial Development Authority/PA
5.00%, 07/01/2029	725,000	756,104
5.00%, 07/01/2030	825,000	864,035
York Suburban School District, 4.00%, 05/01/2030 (Callable 05/02/2024)	1,780,000	1,778,815
		111,194,283
Puerto Rico - 0.0%(f)
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2028	135,000	141,194
5.00%, 07/01/2034 (Callable 07/01/2031)	200,000	216,076
5.00%, 07/01/2035 (Callable 07/01/2031)	200,000	215,398
		572,668
Rhode Island - 0.1%
Rhode Island Commerce Corp., 5.00%, 07/01/2033 (Callable 07/01/2028)	950,000	1,029,707
Rhode Island Health and Educational Building Corp., 4.00%, 09/15/2031 (Callable 09/15/2026)	125,000	126,934
Rhode Island Housing & Mortgage Finance Corp., 3.00%, 10/01/2051 (Callable 04/01/2030)	2,410,000	2,327,217
Rhode Island Student Loan Authority
5.00%, 12/01/2027 (c)	1,000,000	1,036,920
5.00%, 12/01/2028 (c)	1,000,000	1,058,462
		5,579,240
South Carolina - 1.3%
County of Florence SC, 5.00%, 11/01/2033 (Callable 11/01/2024)	250,000	251,741
Lexington County Health Services District, Inc., 5.00%, 11/01/2036 (Callable 05/01/2026)	1,000,000	1,028,326
Patriots Energy Group Financing Agency, 5.25%, 10/01/2054 (Callable 05/01/2031) (a)	2,000,000	2,141,392
Saluda County School District No 1/SC, 6.00%, 08/30/2024	4,320,000	4,354,382
Scago Educational Facilities Corp. for Cherokee School District No 1, 5.00%, 12/01/2028 (Callable 06/01/2025)	1,230,000	1,248,200
SCAGO Educational Facilities Corp. for Pickens School District, 5.00%, 12/01/2029 (Callable 06/01/2025)	675,000	686,000
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	3,350,000	3,371,860
5.00%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,144,231
5.75%, 11/15/2029 (Callable 05/15/2025)	2,200,000	2,173,919
4.00%, 08/15/2030 (Callable 08/15/2026)	270,000	270,041
5.25%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,578,026
5.25%, 07/01/2037 (Callable 07/01/2026)	100,000	102,465
4.32%, 05/01/2048 (Callable 04/01/2024) (a)	4,950,000	4,950,000
South Carolina State Housing Finance & Development Authority
3.80%, 01/01/2049 (Callable 07/01/2027)	130,000	117,668
4.00%, 07/01/2050 (Callable 07/01/2029)	2,000,000	1,981,993
3.00%, 01/01/2052 (Callable 07/01/2030)	7,640,000	7,373,459
Spartanburg Regional Health Services District
4.00%, 04/15/2036 (Callable 04/15/2030)	445,000	455,457
4.00%, 04/15/2037 (Callable 04/15/2030)	500,000	505,577
4.00%, 04/15/2038 (Callable 04/15/2030)	500,000	502,462
Williamsburg County Public Facilities Corp., 4.00%, 06/01/2032 (Callable 06/01/2030)	490,000	510,649
		35,747,848
South Dakota - 0.5%
City of Brandon SD Sales Tax Revenue, 5.00%, 08/01/2037 (Callable 08/01/2030)	1,880,000	2,014,010
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,203,441
County of Minnehaha SD, 5.00%, 12/01/2041 (Callable 12/01/2032)	1,000,000	1,108,916
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2029 (Callable 09/01/2028)	380,000	359,689
3.00%, 09/01/2030 (Callable 09/01/2028)	175,000	164,127
4.00%, 11/01/2034 (Callable 11/01/2024)	4,390,000	4,395,116
4.00%, 11/01/2040 (Callable 11/01/2025)	325,000	318,720
3.00%, 09/01/2041 (Callable 09/01/2028)	250,000	197,343
South Dakota Housing Development Authority
4.00%, 05/01/2049 (Callable 05/01/2028)	1,320,000	1,308,978
5.00%, 05/01/2053 (Callable 11/01/2031)	2,890,000	2,960,997
6.25%, 05/01/2055 (Callable 05/01/2032)	1,000,000	1,092,565
		17,123,902
Tennessee - 2.7%
Chattanooga Health Educational & Housing Facility Board, 3.90%, 05/01/2039 (Callable 04/01/2024) (a)	4,000,000	4,000,000
City of Clarksville TN Electric System Revenue, 4.13%, 09/01/2039 (Callable 09/01/2032)	1,000,000	1,033,960
City of Jackson TN
5.00%, 04/01/2029 (Callable 04/01/2025)	1,125,000	1,138,208
5.00%, 04/01/2029 (Callable 04/01/2025)	30,000	30,351
5.00%, 04/01/2036 (Callable 04/01/2025)	3,205,000	3,236,432
5.00%, 04/01/2036 (Callable 04/01/2025)	60,000	60,703
City of Memphis TN Gas Revenue
4.00%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,315,034
4.00%, 12/01/2033 (Callable 12/01/2027)	480,000	494,842
4.00%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,322,137
Cleveland Housing Authority, 4.00%, 08/01/2026 (a)(b)	3,380,000	3,397,884
County of Putnam TN, 2.00%, 04/01/2035 (Callable 04/01/2030)	3,875,000	3,186,124
Knox County Health Educational & Housing Facility Board
5.00%, 01/01/2025 (Callable 05/02/2024)	1,190,000	1,190,804
5.00%, 01/01/2026 (Callable 05/02/2024)	145,000	146,181
0.65%, 12/01/2026 (a)	1,200,000	1,162,039
3.95%, 12/01/2027 (a)	2,425,000	2,407,847
5.00%, 07/01/2031	185,000	205,961
5.00%, 07/01/2033	675,000	768,911
Knoxville's Community Development Corp., 4.25%, 10/01/2024	500,000	500,614
Memphis-Shelby County Airport Authority, 5.00%, 07/01/2025 (c)	2,350,000	2,380,808
Memphis-Shelby County Industrial Development Board, 4.00%, 04/01/2038 (Callable 04/01/2031)	535,000	549,365
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
3.00%, 10/01/2024	70,000	69,244
5.00%, 12/01/2026 (Callable 12/01/2025) (a)	2,492,000	2,529,174
5.00%, 05/01/2037 (Callable 05/01/2033)	720,000	806,578
5.00%, 05/01/2039 (Callable 05/01/2033)	500,000	552,469
5.00%, 05/01/2040 (Callable 05/01/2033)	725,000	795,130
5.25%, 05/01/2053 (Callable 05/01/2033)	2,000,000	2,146,469
Metropolitan Government Nashville & Davidson County Sports Authority
5.00%, 07/01/2036 (Callable 01/01/2034)	1,695,000	1,968,462
5.00%, 07/01/2036 (Callable 01/01/2034)	500,000	574,307
5.00%, 07/01/2037 (Callable 01/01/2034)	1,000,000	1,149,449
Metropolitan Government of Nashville & Davidson County TN, 3.00%, 01/01/2034 (Callable 01/01/2031)	2,010,000	1,963,223
Tennergy Corp./TN
5.50%, 12/01/2030	3,470,000	3,714,475
5.50%, 10/01/2053 (Callable 09/01/2030) (a)	11,550,000	12,342,417
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	195,000	198,643
Tennessee Housing Development Agency
3.60%, 01/01/2031 (Callable 04/22/2024)	1,105,000	1,099,640
3.10%, 07/01/2036 (Callable 01/01/2026)	245,000	225,985
3.55%, 07/01/2039 (Callable 07/01/2024)	180,000	169,355
4.00%, 01/01/2042 (Callable 07/01/2026)	75,000	74,380
3.60%, 07/01/2042 (Callable 01/01/2027)	205,000	188,335
4.00%, 07/01/2043 (Callable 04/22/2024)	100,000	96,525
4.45%, 07/01/2043 (Callable 07/01/2032)	2,300,000	2,301,238
3.50%, 07/01/2045 (Callable 01/01/2025)	1,835,000	1,811,795
4.00%, 07/01/2045 (Callable 01/01/2025)	25,000	24,856
3.50%, 01/01/2047 (Callable 01/01/2026)	20,000	19,733
4.50%, 07/01/2049 (Callable 01/01/2028)	435,000	435,124
3.75%, 01/01/2050 (Callable 01/01/2029)	625,000	615,469
4.25%, 01/01/2050 (Callable 07/01/2028)	465,000	462,845
5.00%, 01/01/2053 (Callable 07/01/2031)	2,920,000	3,008,909
6.25%, 01/01/2054 (Callable 07/01/2032)	13,450,000	14,668,175
		82,540,609
Texas - 10.6%
Alamo Community College District
5.00%, 08/15/2038 (Callable 08/15/2027)	1,040,000	1,089,504
4.50%, 08/15/2042 (Callable 08/15/2031)	750,000	778,775
Alvarado Independent School District, 2.75%, 02/15/2052 (a)	500,000	492,614
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	250,000	253,522
5.00%, 08/15/2028	980,000	1,053,509
4.00%, 08/15/2029	325,000	335,394
5.00%, 08/15/2029	560,000	613,000
4.00%, 08/15/2030	415,000	430,547
5.00%, 08/15/2030	605,000	673,858
5.00%, 08/15/2031	585,000	661,246
5.00%, 08/15/2032	660,000	755,957
4.00%, 08/15/2036 (Callable 08/15/2029)	1,150,000	1,164,374
4.00%, 08/15/2037 (Callable 08/15/2031)	765,000	769,484
4.00%, 02/15/2040 (Callable 02/15/2025)	805,000	782,403
4.13%, 08/15/2042 (Callable 08/15/2031)	2,920,000	2,886,360
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026) (a)	5,415,000	5,497,942
3.50%, 11/01/2043 (Callable 05/01/2025) (a)	5,000,000	4,982,774
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2032 (Callable 10/01/2027)	1,000,000	1,033,618
5.00%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,288,139
5.00%, 10/01/2036 (Callable 10/01/2027)	885,000	904,737
Barker Cypress Municipal Utility District, 4.00%, 04/01/2028 (Callable 05/02/2024)	1,125,000	1,118,122
Baytown Municipal Development District, 3.50%, 10/01/2031 (b)	1,020,000	868,114
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025) (a)	1,000,000	1,003,071
Boerne Independent School District, 3.85%, 12/01/2043 (a)	2,525,000	2,564,082
Brazoria County Municipal Utility District No 61, 4.00%, 09/01/2036 (Callable 09/01/2028)	685,000	687,095
Brazoria County Toll Road Authority, 0.00%, 03/01/2040 (Callable 03/01/2030) (d)	1,075,000	1,000,316
Brazos County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 09/01/2030)	275,000	279,374
4.00%, 09/01/2036 (Callable 09/01/2030)	290,000	293,190
4.00%, 09/01/2037 (Callable 09/01/2030)	305,000	306,531
Capital Area Housing Finance Corp., 3.65%, 01/01/2041 (Callable 07/01/2025) (a)	1,050,000	1,043,571
Cedar Port Navigation & Improvement District
5.00%, 09/01/2025	1,700,000	1,725,546
5.00%, 09/01/2026	1,700,000	1,748,304
Central Texas Regional Mobility Authority, 4.00%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,253,957
Central Texas Turnpike System
0.00%, 08/15/2026 (e)	5,000,000	4,604,909
0.00%, 08/15/2036 (Callable 08/15/2024) (e)	1,000,000	578,876
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	1,450,000	1,409,179
City of Arlington TX Special Tax Revenue, 5.00%, 02/15/2034 (Callable 02/15/2025)	825,000	833,708
City of Austin TX Airport System Revenue, 5.00%, 11/15/2025 (c)	1,000,000	1,018,459
City of Bryan TX Rural Electric System Revenue, 4.00%, 07/01/2040 (Callable 07/01/2027)	250,000	245,761
City of Conroe TX, 5.00%, 11/15/2036 (Callable 11/15/2028)	500,000	539,381
City of Dallas Housing Finance Corp.
5.00%, 07/01/2026 (Callable 12/01/2025) (a)	2,750,000	2,797,232
3.50%, 02/01/2044 (Callable 06/01/2025) (a)	1,000,000	985,794
City of Houston TX, 5.50%, 12/01/2029	500,000	547,215
City of Hutto TX, 4.25%, 08/01/2047 (Callable 08/01/2032)	1,205,000	1,175,079
City of Magnolia TX, 5.70%, 09/01/2046 (b)	955,000	948,610
City of Mesquite TX Waterworks & Sewer System Revenue
5.00%, 03/01/2039 (Callable 03/01/2032)	500,000	555,959
5.00%, 03/01/2040 (Callable 03/01/2032)	500,000	552,228
5.00%, 03/01/2041 (Callable 03/01/2032)	500,000	548,843
5.00%, 03/01/2042 (Callable 03/01/2032)	500,000	546,078
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045 (a)	600,000	544,217
2.00%, 02/01/2049 (a)	7,500,000	6,974,594
City of Temple TX
4.00%, 08/01/2035 (Callable 08/01/2030)	650,000	674,576
4.00%, 08/01/2037 (Callable 08/01/2030)	200,000	204,809
4.00%, 08/01/2038 (Callable 08/01/2030)	165,000	167,611
4.00%, 08/01/2039 (Callable 08/01/2030)	435,000	438,923
4.00%, 08/01/2041 (Callable 08/01/2030)	200,000	198,744
Clifton Higher Education Finance Corp.
5.00%, 08/15/2025	360,000	365,234
4.00%, 08/15/2030 (Callable 08/15/2026)	800,000	814,132
4.00%, 08/15/2032 (Callable 08/15/2026)	600,000	609,157
4.00%, 08/15/2033 (Callable 08/15/2028)	2,000,000	2,053,519
4.00%, 04/01/2034 (Callable 04/01/2030)	325,000	335,614
5.00%, 08/15/2034 (Callable 08/15/2026)	1,000,000	1,031,984
4.00%, 04/01/2035 (Callable 04/01/2030)	250,000	257,465
4.00%, 08/15/2035 (Callable 08/15/2029)	1,380,000	1,417,790
Collin County Municipal Utility District No 2
4.75%, 09/01/2036 (Callable 10/01/2029)	1,470,000	1,543,556
5.13%, 09/01/2048 (Callable 10/01/2029)	1,500,000	1,556,080
Colony Municipal Utility District No 1A
7.00%, 08/15/2026	265,000	283,502
7.00%, 08/15/2029	310,000	358,672
5.00%, 08/15/2030 (Callable 08/15/2029)	330,000	349,688
Colony Municipal Utility District No 1B, 4.00%, 08/15/2037 (Callable 08/15/2029)	710,000	708,832
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2031 (Callable 03/01/2028)	560,000	574,519
4.00%, 03/01/2032 (Callable 03/01/2028)	690,000	706,918
4.00%, 03/01/2033 (Callable 03/01/2028)	720,000	736,469
4.38%, 03/01/2033 (Callable 03/01/2028)	425,000	440,519
4.00%, 03/01/2034 (Callable 03/01/2028)	750,000	765,815
4.38%, 03/01/2034 (Callable 03/01/2028)	445,000	460,447
4.38%, 03/01/2035 (Callable 03/01/2028)	475,000	489,731
4.38%, 03/01/2036 (Callable 03/01/2028)	500,000	513,881
4.38%, 03/01/2037 (Callable 03/01/2028)	530,000	542,667
4.38%, 03/01/2038 (Callable 03/01/2028)	560,000	571,346
4.38%, 03/01/2042 (Callable 03/01/2028)	1,250,000	1,268,641
4.38%, 03/01/2045 (Callable 03/01/2028)	2,330,000	2,352,250
Conroe Municipal Management District No 1, 4.00%, 09/01/2032 (Callable 09/01/2028)	410,000	416,067
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2043 (Callable 02/15/2028)	500,000	524,160
County of Wise TX
5.00%, 08/15/2029	880,000	940,071
5.00%, 08/15/2033 (Callable 08/15/2031)	930,000	1,001,105
Crane Independent School District
5.00%, 02/15/2037 (Callable 02/15/2032)	750,000	848,883
5.00%, 02/15/2039 (Callable 02/15/2032)	800,000	892,714
Dallas Fort Worth International Airport
5.00%, 11/01/2025 (c)	1,400,000	1,423,516
5.00%, 11/01/2026 (c)	1,250,000	1,295,382
Danbury Higher Education Authority, Inc.
4.00%, 02/15/2028 (Callable 02/15/2027)	250,000	255,813
4.00%, 02/15/2031 (Callable 02/15/2027)	200,000	205,604
Deaf Smith County Hospital District
5.00%, 03/01/2030 (Callable 03/01/2027)	1,000,000	1,025,633
5.00%, 03/01/2034 (Callable 03/01/2027)	475,000	484,361
4.00%, 03/01/2040 (Callable 03/01/2027)	2,045,000	1,833,628
Deer Park Independent School District, 5.00%, 08/15/2048 (Callable 08/15/2032)	1,500,000	1,626,500
Dickinson Independent School District, 3.50%, 08/01/2037 (a)	5,710,000	5,706,396
East Fork Fresh Water Supply District No 1-A
4.75%, 09/01/2039 (Callable 12/01/2029)	240,000	245,581
4.75%, 09/01/2040 (Callable 12/01/2029)	290,000	295,967
El Paso Housing Finance Corp., 4.50%, 03/01/2026 (a)	1,500,000	1,503,030
El Paso Independent School District, 5.00%, 02/01/2040 (Callable 02/01/2026) (a)	2,575,000	2,636,231
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	3,000,000	2,975,494
Fort Bend County Municipal Utility District No 134C, 3.25%, 03/01/2035 (Callable 03/01/2029)	590,000	578,932
Fort Bend County Municipal Utility District No 134E, 4.00%, 09/01/2038 (Callable 08/01/2029)	1,225,000	1,233,445
Fort Bend County Municipal Utility District No 141, 5.00%, 09/01/2033 (Callable 09/01/2028)	1,075,000	1,138,321
Fort Bend County Municipal Utility District No 182
4.00%, 09/01/2031 (Callable 09/01/2029)	1,190,000	1,213,369
4.00%, 09/01/2032 (Callable 09/01/2029)	1,260,000	1,285,588
4.00%, 09/01/2033 (Callable 09/01/2029)	1,300,000	1,325,064
4.00%, 09/01/2034 (Callable 09/01/2029)	1,380,000	1,404,946
4.00%, 09/01/2035 (Callable 09/01/2029)	1,430,000	1,451,448
4.00%, 09/01/2036 (Callable 09/01/2029)	1,515,000	1,530,167
Fort Bend County Municipal Utility District No 184
4.25%, 04/01/2038 (Callable 04/01/2027)	630,000	621,947
4.50%, 04/01/2040 (Callable 04/01/2027)	1,055,000	1,056,309
4.50%, 04/01/2042 (Callable 04/01/2027)	1,130,000	1,125,297
Fort Bend County Municipal Utility District No 215, 5.00%, 09/01/2033 (Callable 10/01/2030)	1,240,000	1,343,712
Fort Bend County Municipal Utility District No 5, 5.75%, 09/01/2025	325,000	333,249
Fort Bend County Municipal Utility District No 58
3.00%, 04/01/2034 (Callable 04/01/2029)	450,000	424,916
3.00%, 04/01/2035 (Callable 04/01/2029)	430,000	401,846
3.00%, 04/01/2037 (Callable 04/01/2029)	825,000	741,088
Freddie Mac Multifamily ML Certificates, 3.86%, 01/25/2040 (d)	5,460,076	5,263,960
Fulshear Municipal Utility District No 3A
6.50%, 09/01/2028	120,000	134,108
6.50%, 09/01/2029	455,000	518,864
6.50%, 09/01/2029	440,000	501,295
4.00%, 09/01/2032 (Callable 09/01/2029)	445,000	450,814
4.00%, 09/01/2032 (Callable 09/01/2029)	325,000	329,246
4.00%, 09/01/2035 (Callable 09/01/2029)	665,000	671,807
4.00%, 09/01/2036 (Callable 09/01/2029)	805,000	810,646
4.25%, 09/01/2039 (Callable 09/01/2029)	720,000	722,322
4.25%, 09/01/2040 (Callable 09/01/2029)	700,000	700,808
4.25%, 09/01/2040 (Callable 09/01/2029)	585,000	585,675
4.38%, 09/01/2042 (Callable 09/01/2029)	465,000	466,786
Galveston County Municipal Utility District No 56
4.50%, 06/01/2035 (Callable 06/01/2030)	360,000	373,956
4.50%, 06/01/2036 (Callable 06/01/2030)	305,000	314,589
4.75%, 06/01/2038 (Callable 06/01/2030)	1,425,000	1,475,997
4.75%, 06/01/2039 (Callable 06/01/2030)	760,000	784,028
4.88%, 06/01/2040 (Callable 06/01/2030)	535,000	555,426
Grand Parkway Transportation Corp.
5.30%, 10/01/2032 (Callable 10/01/2028) (d)	95,000	104,585
5.45%, 10/01/2034 (Callable 10/01/2028) (d)	180,000	198,993
5.50%, 10/01/2035 (Callable 10/01/2028) (d)	100,000	110,709
5.50%, 10/01/2036 (Callable 10/01/2028) (d)	450,000	496,279
5.80%, 10/01/2045 (Callable 10/01/2028) (d)	1,830,000	2,002,379
5.80%, 10/01/2046 (Callable 10/01/2028) (d)	1,290,000	1,409,011
5.85%, 10/01/2047 (Callable 10/01/2028) (d)	5,255,000	5,740,349
5.85%, 10/01/2048 (Callable 10/01/2028) (d)	1,155,000	1,260,300
5.00%, 10/01/2052 (Callable 01/01/2028) (a)	5,000,000	5,312,081
Harris County Improvement District No 1
4.00%, 09/01/2038 (Callable 09/01/2029)	530,000	529,622
4.00%, 09/01/2039 (Callable 09/01/2029)	590,000	585,143
Harris County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 08/01/2028)	985,000	999,788
4.00%, 09/01/2036 (Callable 08/01/2028)	1,030,000	1,040,033
Harris County Municipal Utility District No 157, 4.00%, 03/01/2029 (Callable 03/01/2025)	285,000	286,250
Harris County Municipal Utility District No 165
4.00%, 03/01/2036 (Callable 08/01/2029)	1,375,000	1,375,769
4.00%, 03/01/2037 (Callable 08/01/2029)	535,000	530,589
4.75%, 03/01/2038 (Callable 12/01/2029)	455,000	469,922
Harris County Municipal Utility District No 368, 4.00%, 09/01/2025 (Callable 09/01/2024)	1,000,000	1,000,619
Harris County Municipal Utility District No 423
5.50%, 04/01/2025	425,000	432,663
5.50%, 04/01/2026	450,000	467,349
5.50%, 04/01/2027	450,000	476,228
5.50%, 04/01/2028	450,000	487,007
5.50%, 04/01/2029	475,000	525,340
5.50%, 04/01/2030 (Callable 04/01/2029)	500,000	555,840
Harris County Municipal Utility District No 558
3.00%, 09/01/2032 (Callable 09/01/2029)	360,000	340,396
3.13%, 09/01/2033 (Callable 09/01/2029)	360,000	340,438
3.25%, 09/01/2034 (Callable 09/01/2029)	360,000	341,895
3.38%, 09/01/2035 (Callable 09/01/2029)	360,000	344,364
3.50%, 09/01/2036 (Callable 09/01/2029)	360,000	344,057
3.50%, 09/01/2037 (Callable 09/01/2029)	360,000	338,574
Harris County Municipal Utility District No. 71, 4.00%, 09/01/2028 (Callable 05/02/2024)	250,000	250,159
Harris County-Houston Sports Authority
0.00%, 11/15/2025 (e)	11,185,000	10,474,984
5.00%, 11/15/2053 (Callable 11/15/2024)	2,220,000	2,221,132
Harris-Waller Counties Municipal Utility District No 3
6.00%, 09/01/2024	290,000	292,126
6.00%, 09/01/2025	315,000	324,814
6.00%, 09/01/2026	335,000	355,760
6.00%, 09/01/2027	365,000	397,212
6.00%, 09/01/2028	390,000	434,695
Harris-Waller Counties Municipal Utility District No 4, 7.25%, 11/01/2031 (Callable 11/01/2030)	330,000	395,179
Headwaters Municipal Utility District of Hays County, 4.38%, 08/15/2038 (Callable 08/15/2029)	1,015,000	1,034,520
Highway 380 Municipal Management District No 1
4.00%, 05/01/2035 (Callable 08/01/2029)	1,310,000	1,324,756
4.00%, 05/01/2036 (Callable 08/01/2029)	1,370,000	1,381,717
4.00%, 05/01/2037 (Callable 08/01/2029)	1,430,000	1,434,229
Housing Options, Inc./TX, 3.90%, 02/01/2026 (Callable 02/01/2025) (a)	4,000,000	3,983,850
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 05/02/2024)	1,070,000	907,469
Houston Housing Finance Corp., 5.00%, 08/01/2041 (Callable 08/01/2026) (a)	3,650,000	3,732,704
Hunt Memorial Hospital District Charitable Health, 5.00%, 02/15/2030	1,015,000	1,066,516
Katy Development Authority
3.00%, 06/01/2032 (Callable 06/01/2027)	485,000	444,012
3.00%, 06/01/2033 (Callable 06/01/2027)	420,000	379,595
3.00%, 06/01/2034 (Callable 06/01/2027)	575,000	511,957
3.00%, 06/01/2035 (Callable 06/01/2027)	500,000	438,019
3.00%, 06/01/2039 (Callable 06/01/2027)	1,125,000	886,152
Kaufman County Fresh Water Supply District No 4A
5.00%, 09/01/2035 (Callable 12/01/2029)	420,000	441,977
5.00%, 09/01/2036 (Callable 12/01/2029)	715,000	749,599
Kaufman County Municipal Utility District No 10, 4.00%, 03/01/2035 (Callable 03/01/2030)	720,000	729,426
Kendall County Water Control & Improvement District No 2A
5.00%, 09/01/2035 (Callable 11/01/2030)	1,030,000	1,094,031
5.00%, 09/01/2040 (Callable 11/01/2030)	790,000	827,126
5.50%, 09/01/2042 (Callable 11/01/2030)	865,000	940,742
5.00%, 09/01/2046 (Callable 11/01/2030)	1,000,000	1,038,418
Lakes Fresh Water Supply District of Denton County
4.00%, 09/01/2031 (Callable 09/01/2029)	680,000	692,348
4.00%, 09/01/2034 (Callable 09/01/2029)	1,745,000	1,763,573
4.25%, 09/01/2040 (Callable 09/01/2029)	425,000	428,252
Las Varas Public Facility Corp., 0.40%, 05/01/2025 (Callable 02/02/2024) (a)	1,000,000	995,442
Lazy Nine Municipal Utility District No 1B
2.00%, 03/01/2035 (Callable 03/01/2027)	525,000	418,052
2.00%, 03/01/2037 (Callable 03/01/2027)	530,000	399,551
Leander Independent School District, 0.00%, 08/15/2040 (Callable 08/15/2024) (e)	20,000	9,139
Lone Star College System, 5.00%, 02/15/2034 (Callable 02/15/2025)	2,475,000	2,493,622
Martin County Hospital District
4.00%, 04/01/2027	225,000	228,965
4.00%, 04/01/2028	430,000	440,900
4.00%, 04/01/2031 (Callable 04/01/2030)	235,000	244,775
4.00%, 04/01/2033 (Callable 04/01/2030)	375,000	386,834
4.00%, 04/01/2034 (Callable 04/01/2030)	500,000	514,411
Matagorda County Navigation District No 1
4.25%, 05/01/2030 (c)	2,000,000	1,966,088
4.40%, 05/01/2030	3,430,000	3,508,526
Maypearl Independent School District, 5.00%, 02/15/2043 (Callable 02/15/2033)	1,000,000	1,104,730
Mckinney Municipal Utility District No 1
3.25%, 09/01/2033 (Callable 05/01/2030)	200,000	193,472
3.25%, 09/01/2033 (Callable 05/01/2030)	60,000	57,902
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2029)	560,000	620,393
Meyer Ranch Municipal Utility District
6.50%, 08/15/2029 (Callable 08/15/2028)	310,000	346,381
6.50%, 08/15/2030 (Callable 08/15/2028)	330,000	368,616
6.00%, 08/15/2031 (Callable 08/15/2028)	345,000	377,689
6.00%, 08/15/2032 (Callable 08/15/2028)	365,000	398,865
5.00%, 08/15/2034 (Callable 08/15/2028)	795,000	835,254
Midland County Fresh Water Supply District No. 1, 0.00%, 09/15/2033 (Callable 09/15/2027) (e)	3,000,000	2,018,834
Midland Independent School District, 5.00%, 02/15/2050 (Callable 02/15/2028)	5,090,000	5,286,307
Montgomery County Municipal Utility District No 121
5.00%, 09/01/2025	355,000	360,433
5.00%, 09/01/2026	370,000	380,599
4.00%, 09/01/2031 (Callable 09/01/2028)	460,000	466,178
4.00%, 09/01/2034 (Callable 09/01/2028)	530,000	536,435
4.00%, 09/01/2035 (Callable 09/01/2028)	550,000	556,843
4.00%, 09/01/2036 (Callable 09/01/2028)	575,000	580,476
4.00%, 09/01/2039 (Callable 09/01/2028)	655,000	655,876
Montgomery County Municipal Utility District No 165
6.50%, 09/01/2027	250,000	273,279
6.50%, 09/01/2028	260,000	290,792
6.50%, 09/01/2029	250,000	285,750
6.00%, 09/01/2030 (Callable 06/01/2029)	200,000	223,407
6.00%, 09/01/2031 (Callable 06/01/2029)	300,000	335,821
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	1,400,000	1,327,454
Montgomery County Municipal Utility District No 95
4.00%, 09/01/2032 (Callable 09/01/2028)	665,000	670,247
4.00%, 09/01/2034 (Callable 09/01/2028)	785,000	787,542
New Fairview Municipal Utility District No 1, 6.00%, 09/01/2033 (Callable 09/01/2029)	245,000	272,188
New Hope Cultural Education Facilities Finance Corp.
2.00%, 01/01/2026	685,000	655,406
5.00%, 07/01/2038 (Callable 07/01/2027)	1,000,000	1,027,868
5.00%, 04/01/2048 (Callable 04/01/2026)	2,315,000	2,391,149
Newark Higher Education Finance Corp., 4.00%, 08/15/2035 (Callable 08/15/2025)	425,000	426,897
North Texas Tollway Authority
0.00%, 01/01/2031 (e)	1,300,000	1,032,679
5.00%, 01/01/2033 (Callable 01/01/2026)	675,000	693,282
6.75%, 09/01/2045 (Callable 09/01/2031) (d)	40,000	50,072
Northlake Municipal Management District No 1
5.50%, 03/01/2032 (Callable 09/01/2029)	1,870,000	2,025,286
5.00%, 03/01/2036 (Callable 09/01/2029)	800,000	843,366
5.00%, 03/01/2037 (Callable 09/01/2029)	835,000	875,506
5.00%, 03/01/2038 (Callable 09/01/2029)	300,000	313,064
Northside Independent School District, 1.60%, 08/01/2049 (a)	735,000	727,126
Northwest Harris County Municipal Utility District No 10/TX
5.00%, 04/01/2024	640,000	640,000
5.00%, 04/01/2025	650,000	656,975
5.00%, 04/01/2026	725,000	742,495
Pecos Barstow Toyah Independent School District, 3.25%, 02/15/2031 (Callable 02/15/2027)	3,400,000	3,403,832
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2030 (Callable 02/15/2027)	850,000	887,841
5.00%, 02/15/2031 (Callable 02/15/2027)	450,000	469,908
5.00%, 02/15/2032 (Callable 02/15/2027)	500,000	521,981
5.00%, 02/15/2033 (Callable 02/15/2027)	500,000	521,424
Port Aransas Independent School District, 5.00%, 02/15/2038 (Callable 08/15/2029)	1,295,000	1,399,151
Prosper Independent School District, 4.00%, 02/15/2050 (a)	4,530,000	4,567,122
PSC/TX, 3.75%, 12/01/2040 (d)	8,550,000	8,237,035
Rankin Independent School District, 5.00%, 02/15/2029 (Callable 02/15/2026)	2,690,000	2,772,409
Red River Health Facilities Development Corp., 8.00%, 11/15/2049 (Callable 11/15/2024)	2,425,000	2,484,241
Redbird Ranch Fresh Water Supply District No 2
6.63%, 09/01/2032 (Callable 09/01/2029)	820,000	941,835
4.25%, 09/01/2034 (Callable 09/01/2029)	470,000	478,895
Sabine-Neches Navigation District
4.63%, 02/15/2047 (Callable 02/15/2031)	2,000,000	2,047,353
5.25%, 02/15/2052 (Callable 02/15/2031)	1,435,000	1,536,668
San Antonio Housing Trust Finance Corp., 1.45%, 03/01/2026 (Callable 03/01/2025) (a)	1,500,000	1,448,058
Seminole Hospital District, 3.00%, 02/15/2034 (Callable 02/15/2026)	1,125,000	780,048
Sienna Municipal Utility District No 6, 5.00%, 09/01/2034 (Callable 09/01/2029)	1,650,000	1,757,629
Southwest Houston Redevelopment Authority, 5.00%, 09/01/2027	250,000	261,657
Spring Meadows Municipal Utility District, 4.00%, 09/01/2026 (Callable 05/02/2024)	275,000	273,827
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)	5,000,000	4,969,572
Sunfield Municipal Utility District No 3
4.00%, 09/01/2044 (Callable 09/01/2029)	910,000	884,616
4.00%, 09/01/2045 (Callable 09/01/2029)	960,000	927,631
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2029 (Callable 11/15/2026)	1,665,000	1,688,691
5.00%, 11/15/2030 (Callable 11/15/2026)	1,750,000	1,776,435
2.75%, 02/15/2036 (Callable 04/22/2024) (a)	2,960,000	2,802,981
5.00%, 11/15/2040 (Callable 11/15/2026)	400,000	400,996
4.00%, 11/15/2042 (Callable 05/15/2026)	500,000	485,054
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	1,750,000	1,753,829
Tarrant County Housing Finance Corp., 5.00%, 03/01/2027 (Callable 03/01/2026) (a)	2,044,000	2,085,549
Tender Option Bond Trust Receipts/Certificates, 4.40%, 06/01/2063 (a)(b)	4,976,000	4,976,000
Texas Department of Housing & Community Affairs
5.00%, 08/01/2026 (Callable 08/01/2025) (a)	1,800,000	1,819,824
5.00%, 03/01/2041 (Callable 03/01/2025) (a)	1,700,000	1,715,428
4.75%, 01/01/2049 (Callable 07/01/2028)	2,060,000	2,067,300
5.00%, 01/01/2049 (Callable 01/01/2033)	1,580,000	1,623,189
3.75%, 09/01/2049 (Callable 09/01/2028)	1,290,000	1,187,114
5.50%, 09/01/2052 (Callable 03/01/2032)	5,825,000	6,142,505
6.00%, 03/01/2053 (Callable 03/01/2032)	970,000	1,053,482
5.13%, 01/01/2054 (Callable 01/01/2033)	3,000,000	3,128,918
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	1,500,000	1,552,399
5.00%, 12/15/2028	3,000,000	3,128,130
5.00%, 12/15/2032	2,180,000	2,344,819
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033) (a)	4,250,000	4,756,846
Texas Municipal Gas Acquisition and Supply Corp. I
5.20% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 04/01/2024)	4,100,000	4,067,385
6.25%, 12/15/2026	880,000	913,277
Texas Municipal Gas Acquisition and Supply Corp. II, 4.62% (3 mo. Term SOFR + 1.05%), 09/15/2027	9,360,000	9,362,191
Texas Municipal Power Agency, 3.00%, 09/01/2029 (Callable 09/01/2026)	2,080,000	2,056,319
Texas Public Finance Authority
5.25%, 05/01/2036 (Callable 05/01/2033)	485,000	539,809
5.25%, 05/01/2038 (Callable 05/01/2033)	400,000	438,392
5.25%, 05/01/2040 (Callable 05/01/2033)	500,000	543,005
5.25%, 05/01/2042 (Callable 05/01/2033)	635,000	684,683
Texas State Affordable Housing Corp.
4.63%, 03/01/2043 (Callable 03/01/2033)	3,690,000	3,750,354
3.75%, 07/01/2044 (a)	2,000,000	1,987,663
4.75%, 03/01/2048 (Callable 03/01/2033)	2,750,000	2,777,835
6.00%, 09/01/2054 (Callable 03/01/2034)	8,000,000	8,825,704
Texas State Technical College, 5.75%, 08/01/2047 (Callable 08/01/2032)	4,000,000	4,550,842
THF Public Facility Corp., 3.25%, 03/01/2040 (Callable 09/01/2024) (a)	1,500,000	1,477,107
Tioga Independent School District Public Facility Corp., 3.25%, 08/15/2027 (Callable 08/15/2024)	200,000	190,573
Travis County Housing Finance Corp., 3.75%, 08/01/2026 (a)	3,000,000	2,984,102
Travis County Municipal Utility District No 20, 5.00%, 09/01/2031	175,000	195,220
Travis County Municipal Utility District No. 4, 4.00%, 09/01/2035 (Callable 05/02/2024)	615,000	615,047
Tri-County Behavioral Healthcare
3.90%, 11/01/2039 (Callable 11/01/2034)	1,755,000	1,736,321
4.00%, 11/01/2054 (Callable 11/01/2034)	500,000	440,758
Upper Trinity Regional Water District, 5.00%, 08/01/2032 (Callable 08/01/2028)	265,000	287,966
Viridian Municipal Management District
4.00%, 12/01/2027 (Callable 05/02/2024)	315,000	315,077
4.00%, 12/01/2028 (Callable 05/02/2024)	470,000	470,130
5.00%, 12/01/2029	375,000	400,794
5.00%, 12/01/2030 (Callable 12/01/2029)	220,000	235,048
5.00%, 12/01/2030 (Callable 12/01/2029)	400,000	427,360
5.00%, 12/01/2031 (Callable 12/01/2029)	400,000	426,200
5.00%, 12/01/2031 (Callable 12/01/2029)	245,000	261,047
5.50%, 12/01/2032 (Callable 12/01/2029)	415,000	433,358
5.00%, 12/01/2032 (Callable 12/01/2029)	650,000	690,339
5.00%, 12/01/2032 (Callable 12/01/2029)	360,000	382,342
5.00%, 12/01/2034 (Callable 12/01/2029)	565,000	597,742
5.75%, 12/01/2037 (Callable 12/01/2029)	690,000	712,546
4.00%, 12/01/2037 (Callable 12/01/2027)	865,000	863,378
5.00%, 12/01/2038 (Callable 12/01/2029)	605,000	629,254
5.00%, 12/01/2040 (Callable 12/01/2029)	455,000	470,019
5.00%, 12/01/2041 (Callable 12/01/2029)	750,000	773,141
5.00%, 12/01/2042 (Callable 12/01/2029)	400,000	412,013
6.00%, 12/01/2043 (Callable 12/01/2029)	1,260,000	1,297,601
5.00%, 12/01/2045 (Callable 12/01/2029)	100,000	102,565
5.00%, 12/01/2049 (Callable 12/01/2029)	1,030,000	1,051,568
6.25%, 12/01/2049 (Callable 12/01/2029)	1,300,000	1,345,851
Waller County Road Improvement District No 1
6.00%, 03/01/2032 (Callable 03/01/2029)	350,000	389,204
6.00%, 03/01/2035 (Callable 03/01/2029)	800,000	884,199
4.00%, 03/01/2037 (Callable 03/01/2029)	885,000	889,135
4.00%, 03/01/2039 (Callable 03/01/2029)	985,000	957,744
4.00%, 03/01/2041 (Callable 03/01/2029)	1,090,000	1,051,232
Washington County Junior College District, 5.00%, 10/01/2028 (Callable 04/01/2026)	500,000	514,685
Williamson County Municipal Utility District No 31
6.50%, 08/15/2029 (Callable 08/15/2028)	295,000	330,507
5.00%, 08/15/2030 (Callable 08/15/2028)	310,000	328,220
4.00%, 08/15/2033 (Callable 08/15/2028)	720,000	731,461
4.00%, 08/15/2035 (Callable 08/15/2028)	805,000	817,348
Willow Point Municipal Utility District
3.00%, 09/01/2032 (Callable 09/01/2030)	560,000	533,063
3.13%, 09/01/2033 (Callable 09/01/2030)	560,000	535,606
3.25%, 09/01/2034 (Callable 09/01/2030)	560,000	537,926
Wimberley Independent School District, 4.00%, 08/15/2031 (Callable 08/15/2027)	355,000	364,988
		418,336,676
Guam - 0.0%(f)
Guam Government Waterworks Authority
5.00%, 07/01/2025	450,000	457,880
5.00%, 07/01/2025	350,000	356,129
		814,009
Utah - 1.5%
City of Herriman City UT Water Revenue, 4.00%, 01/01/2041 (Callable 01/01/2031)	500,000	500,990
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2025 (c)	525,000	531,947
5.00%, 07/01/2028 (c)	1,000,000	1,061,595
5.00%, 07/01/2030 (Callable 07/01/2027)	155,000	164,360
5.00%, 07/01/2042 (Callable 07/01/2027)	4,140,000	4,297,359
County of Emery UT, 4.15%, 11/01/2024 (Callable 04/01/2024) (a)	5,000,000	5,000,000
County of Utah UT
5.00%, 05/15/2041 (Callable 05/15/2026)	6,970,000	7,139,168
5.00%, 05/15/2060 (Callable 02/01/2026) (a)	3,045,000	3,141,263
Grand County School District Local Building Authority, 5.00%, 12/15/2037 (Callable 12/15/2025)	870,000	884,831
Utah Charter School Finance Authority
0.00%, 04/15/2025	410,000	390,805
3.00%, 04/15/2027	310,000	302,672
5.00%, 04/15/2027 (Callable 04/15/2026)	365,000	375,507
5.00%, 04/15/2028 (Callable 04/15/2026)	720,000	741,834
4.00%, 04/15/2029	225,000	229,670
5.00%, 10/15/2029 (Callable 10/15/2027)	500,000	524,523
4.00%, 04/15/2030	1,120,000	1,130,893
5.00%, 10/15/2031 (Callable 10/15/2027)	500,000	523,967
5.00%, 10/15/2032 (Callable 10/15/2027)	310,000	324,482
5.00%, 10/15/2036 (Callable 04/22/2024)	700,000	700,514
4.00%, 04/15/2037 (Callable 04/15/2032)	500,000	501,366
5.00%, 04/15/2037 (Callable 04/15/2026)	925,000	945,085
5.00%, 04/15/2037 (Callable 04/15/2026)	520,000	532,520
4.00%, 04/15/2042 (Callable 04/15/2032)	480,000	455,453
5.00%, 10/15/2043 (Callable 10/15/2027)	1,000,000	1,021,860
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	120,000	119,215
4.50%, 10/21/2052	2,935,201	2,881,348
6.00%, 12/21/2052	2,156,863	2,276,851
6.00%, 02/21/2053	2,879,225	3,020,738
6.50%, 05/21/2053	1,442,916	1,574,007
6.00%, 06/21/2053	1,983,307	2,094,418
6.00%, 07/01/2053 (Callable 01/01/2032)	2,080,000	2,241,499
6.50%, 08/21/2053	1,888,405	2,077,759
Utah Telecommunication Open Infrastructure Agency
4.38%, 06/01/2040 (Callable 06/01/2032)	1,750,000	1,801,209
5.50%, 06/01/2040 (Callable 06/01/2032)	1,150,000	1,307,694
		50,817,402
Vermont - 0.0%(f)
City of Burlington VT, 5.00%, 07/01/2028 (Callable 07/01/2027)	275,000	292,602
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2024	1,400,000	1,395,170
5.00%, 10/15/2025	615,000	612,452
5.00%, 12/01/2039 (Callable 06/01/2026)	500,000	509,356
Vermont Housing Finance Agency, 3.65%, 11/01/2032 (Callable 11/01/2024)	95,000	95,047
Vermont Public Power Supply Authority, 5.00%, 07/01/2028 (Callable 07/01/2027)	500,000	519,566
		3,424,193
Virginia - 1.7%
Arlington County Industrial Development Authority, 5.00%, 01/01/2026	5,000,000	5,099,468
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026) (d)	2,330,000	2,208,931
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	11,100,000	11,882,574
Fredericksburg Economic Development Authority, 5.00%, 06/15/2030 (Callable 06/15/2024)	1,000,000	1,002,502
Isle Wight County Industrial Development Authority
5.00%, 07/01/2035 (Callable 07/01/2033)	945,000	1,063,262
5.00%, 07/01/2036 (Callable 07/01/2033)	500,000	560,714
5.25%, 07/01/2043 (Callable 07/01/2033)	1,000,000	1,114,485
Louisa Industrial Development Authority, 3.65%, 11/01/2035 (a)	2,800,000	2,795,714
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)	1,500,000	1,529,036
Portsmouth Redevelopment & Housing Authority, 3.50%, 07/01/2025 (Callable 07/01/2024) (a)	3,500,000	3,488,691
Richmond Redevelopment & Housing Authority, 4.25%, 03/01/2026 (Callable 03/01/2025) (a)	2,775,000	2,783,594
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	2,500,000	2,600,460
Virginia College Building Authority
5.25%, 01/01/2026	995,000	1,021,224
5.00%, 06/01/2027	300,000	308,755
4.00%, 02/01/2034 (Callable 02/01/2031)	2,000,000	2,121,794
Virginia Housing Development Authority, 3.45%, 04/01/2038 (Callable 04/22/2024)	2,815,000	2,658,772
Virginia Small Business Financing Authority
5.25%, 10/01/2029 (Callable 10/01/2024)	2,500,000	2,514,683
5.00%, 10/01/2042 (Callable 10/01/2032)	1,105,000	1,207,592
		45,962,251
Washington - 1.5%
Eastern Washington University, 3.00%, 10/01/2033 (Callable 10/01/2026)	600,000	563,198
FYI Properties, 5.00%, 06/01/2038 (Callable 06/01/2028)	1,500,000	1,586,625
Grant County Public Hospital District No 1
5.25%, 12/01/2026	650,000	675,652
5.25%, 12/01/2027	1,250,000	1,320,709
5.25%, 12/01/2028	1,315,000	1,408,196
Grant County Public Utility District No 2 Electric Revenue, 2.00%, 01/01/2044 (Callable 09/01/2025) (a)	350,000	341,577
King County Housing Authority
5.00%, 01/01/2028 (Callable 01/01/2027)	2,110,000	2,193,231
4.00%, 06/01/2029	800,000	819,185
King County Public Hospital District No 1
5.00%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,126,649
5.00%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,704,733
5.00%, 12/01/2032 (Callable 12/01/2026)	2,100,000	2,161,053
5.00%, 12/01/2036 (Callable 12/01/2026)	550,000	561,932
King County Public Hospital District No 2
5.00%, 12/01/2039 (Callable 12/01/2033)	1,490,000	1,648,849
5.00%, 12/01/2040 (Callable 12/01/2033)	2,230,000	2,450,751
5.00%, 12/01/2041 (Callable 12/01/2033)	1,570,000	1,707,958
5.00%, 12/01/2042 (Callable 12/01/2033)	1,930,000	2,088,251
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	229,697
5.00%, 01/01/2031 (Callable 01/01/2028)	115,000	120,421
5.00%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,575,745
5.00%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,533,687
Pike Place Market Preservation & Development Authority, 5.00%, 12/01/2040 (Callable 12/01/2025)	500,000	501,861
Public Hospital District 1A of Whitman County
5.50%, 12/01/2038 (Callable 12/01/2033)	375,000	426,148
5.50%, 12/01/2043 (Callable 12/01/2033)	735,000	815,412
Seattle Housing Authority, 4.00%, 09/01/2025 (Callable 03/01/2025)	5,000,000	5,002,771
State of Washington
5.00%, 07/01/2035 (Callable 07/01/2028)	805,000	869,805
5.00%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,400,370
Tacoma Metropolitan Park District
4.00%, 12/01/2024	1,175,000	1,168,428
5.00%, 12/01/2024	1,485,000	1,489,060
5.00%, 12/01/2024	570,000	571,558
5.00%, 12/01/2024	265,000	265,725
5.00%, 12/01/2025	375,000	379,930
4.00%, 12/01/2028	2,495,000	2,481,770
4.00%, 12/01/2029 (Callable 12/01/2028)	1,735,000	1,738,297
4.00%, 12/01/2030 (Callable 12/01/2028)	795,000	795,594
4.00%, 12/01/2030 (Callable 12/01/2026)	550,000	547,391
4.00%, 12/01/2031 (Callable 12/01/2027)	410,000	409,009
5.00%, 12/01/2033 (Callable 12/01/2027)	585,000	606,396
5.00%, 12/01/2033 (Callable 12/01/2026)	500,000	512,246
5.00%, 12/01/2035 (Callable 12/01/2027)	335,000	344,945
5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	512,791
Washington Health Care Facilities Authority
5.00%, 10/01/2027	2,510,000	2,626,434
5.00%, 08/15/2033 (Callable 02/15/2028)	500,000	529,933
5.00%, 08/15/2037 (Callable 02/15/2028)	3,015,000	3,140,671
Washington State Housing Finance Commission
2.40%, 06/01/2025	810,000	788,800
3.70%, 12/01/2033 (Callable 06/01/2024)	20,000	19,839
4.00%, 06/01/2049 (Callable 06/01/2028)	355,000	352,058
		55,115,341
West Virginia - 0.1%
Glenville State College, 4.00%, 06/01/2027	1,220,000	1,182,212
West Virginia Economic Development Authority
1.00%, 01/01/2041 (a)(c)	1,500,000	1,415,266
3.75%, 12/01/2042 (a)	2,500,000	2,498,512
West Virginia Hospital Finance Authority, 4.00%, 06/01/2029 (Callable 06/01/2026)	450,000	456,323
		5,552,313
Wisconsin - 3.6%
City of Monona WI Water & Sewer System Revenue, 4.00%, 02/01/2026 (Callable 02/01/2025)	1,650,000	1,655,055
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2025 (c)	820,000	834,879
5.00%, 12/01/2025 (c)	680,000	692,339
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	2,260,000	2,293,008
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	2,285,000	2,335,134
Oak Creek-Franklin Joint School District/WI, 3.15%, 04/01/2028 (Callable 04/01/2025)	5,140,000	5,118,400
Prescott School District, 4.00%, 03/01/2037 (Callable 03/01/2030)	1,500,000	1,531,937
Public Finance Authority
5.00%, 10/01/2024 (b)	2,725,000	2,733,613
3.00%, 04/01/2025 (b)	135,000	132,995
5.00%, 06/15/2025	220,000	220,751
0.00%, 09/01/2028 (Callable 09/01/2026) (e)	130,000	111,022
9.00%, 11/01/2028 (Callable 11/01/2027) (b)	3,750,000	3,758,088
5.50%, 12/15/2028 (Callable 06/01/2025) (b)	6,000,000	6,033,276
5.00%, 10/01/2029 (b)	1,000,000	1,046,901
6.13%, 12/15/2029 (Callable 12/15/2027) (b)	4,500,000	4,462,338
5.00%, 07/01/2030 (c)	1,110,000	1,168,766
4.00%, 04/01/2032 (b)	110,000	109,182
5.00%, 10/01/2034 (Callable 10/01/2029) (b)	2,750,000	2,858,362
5.00%, 07/01/2035 (Callable 07/01/2028)	400,000	425,664
5.25%, 07/01/2038 (Callable 07/01/2033) (b)	700,000	751,191
4.00%, 04/01/2042 (Callable 04/01/2032) (b)	50,000	54,689
5.00%, 10/01/2044 (Callable 04/01/2029)	1,750,000	1,813,443
4.00%, 04/01/2052 (Callable 04/01/2032) (b)	45,000	49,220
University of Wisconsin Hospitals & Clinics, 5.00%, 04/01/2043 (Callable 10/01/2028)	2,795,000	2,898,913
Village of Mount Pleasant WI
3.00%, 03/01/2027 (Callable 05/02/2024)	800,000	777,237
4.00%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,845,847
5.00%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,067,384
4.00%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,012,176
5.00%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,059,821
5.00%, 04/01/2048 (Callable 04/01/2028)	565,000	580,513
Whitehall School District, 4.00%, 03/01/2031 (Callable 03/01/2030)	600,000	623,007
Wisconsin Center District
0.00%, 12/15/2027 (e)	525,000	460,490
0.00%, 12/15/2027 (e)	220,000	192,267
5.00%, 12/15/2027 (Callable 06/15/2026)	500,000	518,257
0.00%, 12/15/2028 (e)	1,045,000	886,361
0.00%, 12/15/2028 (e)	255,000	216,289
5.00%, 12/15/2028 (Callable 06/15/2026)	345,000	357,225
0.00%, 12/15/2029 (e)	315,000	258,287
0.00%, 12/15/2030 (e)	1,325,000	1,047,211
0.00%, 12/15/2030 (e)	460,000	363,560
0.00%, 12/15/2031 (e)	50,000	37,995
0.00%, 12/15/2034 (Callable 12/15/2030) (e)	615,000	412,266
0.00%, 12/15/2035 (Callable 12/15/2030) (e)	2,780,000	1,768,558
5.25%, 12/15/2061 (Callable 12/15/2030) (b)	1,000,000	990,625
Wisconsin Health & Educational Facilities Authority
5.00%, 07/01/2024	250,000	250,426
5.00%, 11/01/2024	155,000	154,958
5.00%, 03/01/2025 (Callable 04/22/2024)	840,000	830,396
5.00%, 11/01/2025	245,000	244,659
5.00%, 12/01/2025	135,000	137,865
5.00%, 03/01/2026 (Callable 04/22/2024)	820,000	803,448
5.00%, 07/01/2026 (Callable 07/01/2024)	50,000	50,058
5.00%, 12/01/2026 (Callable 11/01/2024)	1,290,000	1,295,670
5.00%, 03/01/2027 (Callable 04/22/2024)	1,095,000	1,078,026
5.00%, 08/01/2027 (Callable 07/01/2026) (b)	13,250,000	13,549,307
5.00%, 02/15/2028	3,205,000	3,397,447
5.00%, 02/15/2028 (Callable 02/15/2027)	575,000	590,854
5.00%, 03/01/2028 (Callable 04/22/2024)	830,000	816,747
5.00%, 08/15/2028 (Callable 05/02/2024)	1,025,000	1,026,824
5.00%, 11/01/2028 (Callable 11/01/2026)	470,000	465,438
5.00%, 12/01/2028 (Callable 11/01/2026)	395,000	409,700
5.00%, 10/01/2029	555,000	613,380
5.00%, 11/01/2030 (Callable 11/01/2026)	515,000	505,368
5.00%, 12/15/2030 (Callable 12/15/2024)	480,000	484,912
5.00%, 10/01/2031 (Callable 10/01/2029)	250,000	273,968
5.00%, 04/01/2033 (Callable 10/01/2028)	2,130,000	2,279,872
4.00%, 11/15/2034 (Callable 05/15/2026)	1,000,000	1,004,251
4.00%, 08/15/2037 (Callable 08/15/2027)	1,905,000	1,889,902
4.38%, 06/01/2039 (Callable 05/02/2024)	230,000	229,302
5.00%, 12/15/2044 (Callable 12/15/2024)	675,000	676,453
5.00%, 12/01/2045 (Callable 12/01/2032)	2,000,000	2,126,193
4.00%, 11/15/2046 (Callable 05/15/2026)	1,030,000	983,742
5.25%, 12/01/2048 (Callable 12/01/2032)	3,000,000	3,163,187
5.00%, 02/15/2051 (Callable 08/15/2026) (a)	1,650,000	1,687,456
5.00%, 02/15/2052 (Callable 08/15/2024) (a)	1,000,000	1,000,142
5.49%, 02/15/2053 (Callable 04/01/2024) (a)	10,500,000	10,500,000
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
4.00%, 03/01/2048 (Callable 03/01/2027)	1,840,000	1,825,679
4.25%, 03/01/2049 (Callable 09/01/2028)	875,000	873,238
Wisconsin Housing & Economic Development Authority Housing Revenue
0.50%, 11/01/2050 (Callable 04/22/2024) (a)	1,185,000	1,150,590
3.75%, 05/01/2054 (Callable 05/01/2025) (a)	2,000,000	1,994,691
		115,928,691
Wyoming - 0.2%
County of Laramie WY
4.00%, 05/01/2030	720,000	750,291
4.00%, 05/01/2032 (Callable 05/01/2031)	525,000	542,953
4.00%, 05/01/2034 (Callable 05/01/2031)	645,000	664,303
4.00%, 05/01/2036 (Callable 05/01/2031)	600,000	614,104
4.00%, 05/01/2037 (Callable 05/01/2031)	225,000	228,073
Snake River Sporting Club Improvement & Service District
4.25%, 07/15/2044 (Callable 07/15/2032)	1,000,000	979,333
5.50%, 07/15/2048 (Callable 07/15/2032)	900,000	970,460
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	4,500,000	4,489,879
Wyoming Community Development Authority
3.00%, 12/01/2044 (Callable 06/01/2024)	10,000	9,965
4.00%, 12/01/2048 (Callable 06/01/2028)	885,000	877,676
		10,127,037
TOTAL MUNICIPAL BONDS (Cost $3,235,742,420)		3,225,909,970

U.S. TREASURY OBLIGATIONS - 1.7%	Par	Value
United States Treasury Note/Bond
4.25%, 01/31/2026	20,000,000	19,846,094
4.88%, 10/31/2028	35,000,000	35,898,242
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,685,347)		55,744,336

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.34%(h)	10,327,253	10,327,253

TOTAL SHORT-TERM INVESTMENTS (Cost $10,327,253)		10,327,253

TOTAL INVESTMENTS - 100.4% (Cost $3,301,755,020)		$3,291,981,559
Liabilities in Excess of Other Assets - (0.4)%		(12,002,841)
TOTAL NET ASSETS - 100.0%		$3,279,978,718

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $134,325,686 or 4.1% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2024, the total value of securities subject to the AMT was $112,716,147 or 3.7% of net assets.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(e)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(f)	Represents less than 0.05% of net assets.
(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(h) (i)	The rate shown represents the 7-day effective yield as of March 31, 2024. Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Core Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2024

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	–	3,225,909,970	–	3,225,909,970
U.S. Treasury Obligations	–	55,744,336	–	55,744,336
Money Market Funds	10,327,253	–	–	10,327,253
Total Assets	10,327,253	3,281,654,306	–	3,291,981,559

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.